As filed with the Securities and Exchange Commission on April 21, 2021
Commission File Nos. 333-217501
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 6	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 770	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Julia A. Goatley, Esq., Executive Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Associate General Counsel, Legal Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 26, 2021 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

JACKSON PRIVATE WEALTH®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account – I

The date of this prospectus is April 26, 2021. This prospectus states the information about the separate account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the Statement of Additional Information (“SAI”) dated April 26, 2021 that is available upon request without charge. To obtain a copy contact us at our:

Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

This prospectus describes the investment options that we currently offer under the Contract. Certain broker-dealers selling the Contracts may limit the investment options that are available to their customers. Ask your financial professional about which investment options are not offered. If a particular investment option that interests you is not offered, you may want to contact another broker-dealer to explore its availability. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments.

The Contracts are intended to be available in situations where the Contract will be owned by a trust which is managed by a financial institution such as a trust company or bank for the benefit of the beneficiaries of the trust. We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your financial professional about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 56. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for investment variable and fixed options. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class I shares:

JNL Series Trust

JNL/American Funds Balanced Fund
JNL/American Funds Bond Fund of America Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Capital World Bond Fund
JNL/American Funds Global Growth Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/American Funds ® Washington Mutual Investors Fund (formerly, JNL/American Funds ® Blue Chip Income and Growth Fund)
JNL/Mellon Bond Index Fund
JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL Moderate Allocation Fund
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund
JNL Multi-Manager Emerging Markets Equity Fund
JNL Multi-Manager International Small Cap Fund
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL S&P 500 Index Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/AQR Large Cap Defensive Style Fund
JNL/Baillie Gifford International Growth Fund (formerly, JNL/Vanguard International Fund)
JNL/BlackRock Advantage International Fund
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Natural Resources Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Causeway International Value Select Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/DFA International Core Equity Fund
JNL/DFA U.S. Core Equity Fund
JNL/DFA U.S. Small Cap Fund
JNL/DoubleLine ® Core Fixed Income Fund
JNL/DoubleLine ® Emerging Markets Fixed Income Fund
JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund
JNL/DoubleLine ® Total Return Fund
JNL/Fidelity Institutional Asset Management ® Total Bond Fund
JNL/First Sentier Global Infrastructure Fund (formerly, JNL/First State Global Infrastructure Fund)
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Growth Allocation Fund
JNL/Franklin Templeton Income Fund
JNL/Goldman Sachs 4 Fund
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL/Goldman Sachs Managed Conservative Fund
JNL/Goldman Sachs Managed Growth Fund
JNL/Goldman Sachs Managed Moderate Fund
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/GQG Emerging Markets Equity Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Heitman U.S. Focused Real Estate Fund
JNL/Invesco Diversified Dividend Fund
JNL/Invesco Global Growth Fund
JNL/Invesco International Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan Global Allocation Fund
JNL/JPMorgan Hedged Equity Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/JPMorgan U.S. Value Fund (formerly, JNL/JPMorgan Growth & Income Fund)
JNL/Lazard International Strategic Equity Fund
JNL/Loomis Sayles Global Growth Fund
JNL/Lord Abbett Short Duration Income Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Dow SM Index Fund
JNL/Mellon Energy Sector Fund
JNL/Mellon Equity Income Fund
JNL/Mellon Financial Sector Fund
JNL/Mellon Healthcare Sector Fund
JNL/Mellon Industrials Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Nasdaq ® 100 Index Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon U.S. Stock Market Index Fund (formerly, JNL/Vanguard U.S. Stock Market Index Fund)
JNL/Mellon Utilities Sector Fund
JNL/Mellon World Index Fund (formerly, JNL/Mellon MSCI World Index Fund)
JNL/Morningstar Wide Moat Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Income Fund
JNL/PIMCO Investment Grade Credit Bond Fund
JNL/PIMCO Real Return Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Small Cap Value Fund*
JNL/PPM America Total Return Fund
JNL/RAFI ® Fundamental U.S. Small Cap Fund
JNL/RAFI ® Multi-Factor U.S. Equity Fund
JNL/T. Rowe Price Balanced Fund

JNL/T. Rowe Price Capital Appreciation Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price U.S. High Yield Fund
JNL/T. Rowe Price Value Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/WCM Focused International Equity Fund
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund
JNL/WMC Equity Income Fund (formerly, JNL/Vanguard Equity Income Fund)
JNL/WMC Global Real Estate Fund (formerly, JNL/Invesco Global Real Estate Fund)
JNL/WMC Government Money Market Fund
JNL/WMC Value Fund

Underscored are the Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical. The Funds are not the same mutual funds that you would buy directly from a retail mutual fund company or through your stockbroker. The summary prospectuses for the Funds are attached to this prospectus. You should read the summary prospectuses before investing.

This prospectus describes the Investment Divisions that we currently offer under the Contract. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. Please contact your financial professional for a list of Investment Divisions currently available through your broker-dealer. Investment Divisions that are not available through your broker-dealer may be available through other broker-dealers, but to access them you may need to terminate your relationship with your broker-dealer and provide us with satisfactory evidence of termination. Please consider these potential limitations before purchasing the Contract.

In addition, the following Previously Offered Funds merged into the corresponding Currently Offered Funds, effective April 26, 2021:

Previously Offered Fund	Currently Offered Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Large Cap Defensive Style Fund
JNL/Boston Partners Global Long Short Equity Fund	JNL Multi-Manager Alternative Fund
JNL/DFA Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/DFA Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Franklin Templeton International Small Cap Fund	JNL Multi-Manager International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs International 5 Fund	JNL/Mellon International Index Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Mellon Index 5 Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/PPM America Small Cap Value Fund	JNL Multi-Manager Small Cap Value Fund
JNL/RAFI® Fundamental Asia Developed Fund	JNL/Mellon International Index Fund
JNL/RAFI® Fundamental Europe Fund	JNL/Mellon International Index Fund
JNL/Vanguard Capital Growth Fund	JNL/T. Rowe Price Established Growth Fund
JNL/Vanguard Global Bond Market Index Fund	JNL/Mellon Bond Index Fund
JNL/Vanguard International Stock Market Index Fund	JNL/Mellon International Index Fund
JNL/Vanguard Small Company Growth Fund	JNL Multi-Manager Small Cap Growth Fund

If you have allocation instructions for future premium payments on file with us, or have existing Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and/or Rebalancing automatic programs, that include an allocation to an Investment Division investing in a Previously Offered Fund, all such allocations prior to our receipt of new allocation instructions from you will be allocated to the Investment Division investing in the corresponding Currently Offered Fund.

If you have Contract Value that was transferred to an Investment Division investing in a Currently Offered Fund as a result of a merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your contract. If the transfer is completed within 60 days following April 26, 2021, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

If you want to change your allocation instructions or make a transfer as described above, and you require descriptions of the other Investment Divisions available under your contract, you can obtain an additional copy of the product prospectus or additional copies of prospectuses for the Funds underlying the Investment Divisions by contacting our Service Center.

For additional information, please see the Prospectus dated April 26, 2021 for the JNL ® Series Trust.

GLOSSARY
These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner’s death. The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract’s Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract’s Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract’s Issue Date.

Contract Value – the sum of the allocations between the Contract’s Investment Divisions and Fixed Account.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2022 then the end of Contract Year 0-1 would be January 14, 2023, and January 15, 2023, which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Contract Value – the sum of the allocations between the Contract’s Fixed Account Options.

Fixed Account Minimum Value – the minimum guaranteed amount of Fixed Account Contract Value. The Fixed Account Minimum Value is equal to 87.5% of all amounts allocated to the Fixed Account Options, reduced by withdrawals and transfers from the Fixed Account Options, any applicable optional benefit charges, taxes, and a $50 annual expense allowance, accumulated at the Fixed Account minimum interest rate.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered management investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Income Date – the date on which you begin receiving annuity payments.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson, JNL, we, our, or us – Jackson National Life Insurance Company. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Market Value Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. The Contract allows for the naming of joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner. The maximum aggregate Premium payments you may make without prior approval is $1 million. This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Required Minimum Distributions (RMDs) – for certain qualified contracts, the amount defined under the Internal Revenue Code as the minimum distribution requirement as applied to your Contract only. This definition excludes any withdrawal necessary to satisfy the minimum distribution requirements of the Internal Revenue Code if the Contract is purchased with contributions from a nontaxable transfer after the death of the owner of a qualified contract.

Separate Account – Jackson National Separate Account – I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

Separate Account Contract Value – the sum of the allocations between the Contract’s Investment Divisions.

KEY FACTS
The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options	The Contract makes available Investment Divisions and a Fixed Account for allocation of your Premium payments and Contract Value. For more information about the Fixed Accounts, please see “THE FIXED ACCOUNT” beginning on page 12. For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 15.

Investment Purpose	The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see “TAXES” beginning on page 48.

Free Look	If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations, depending on where you live. For more information, please see “Free Look” beginning on page 54. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account or money market Investment Division during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Purchases	There are minimum and maximum Premium requirements. The Contract also has a Premium protection option, namely the Capital Protection Program. For more information about this option, please see “PURCHASES” beginning on page 38.

Withdrawals	Before the Income Date, there are a number of ways to access your Contract Value. For more information, please see “ACCESS TO YOUR MONEY” beginning on page 42.

Income Payments	There are a number of income options available. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 44.

Death Benefit	The Contract has a death benefit that becomes payable if you die before the Income Date. There is also an optional death benefit available. For more information, please see “DEATH BENEFIT” beginning on page 45.

Contract Charges	Various charges apply under the Contract as summarized in the “FEES AND EXPENSES TABLES” below. If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and taking withdrawals from the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, take withdrawals from the Contract, or transfer cash value between investment options. Fees and expenses also may apply after the Income Date. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 44.

Owner Transaction Expenses

Front-end Sales Load	None

Withdrawal Charge	None

Maximum Premium Taxes [1]
Percentage of each Premium	3.5%

Transfer Charge [2]
Per transfer after 25 in a Contract Year	$25

Expedited Delivery Charge [3]	$22.50

1    Premium taxes generally range from 0% to 3.5% and vary by state.

2    We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

3    For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge up to $25 for wire transfers in connection with withdrawals.

The following tables (and footnotes) describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge [4]	$35

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Core Contract Charge [5]	0.35%

Total Separate Account Annual Expenses for Base Contract	0.35%

Optional Endorsements - An optional death benefit endorsement to the Contract is available. The charge for the optional death benefit is calculated based on the applicable percentage of the Contract Value. Please see the “Contract Charges” section for additional information on the optional death benefit endorsement charge.

	Maximum Annual Charge	Current Annual Charge
Return of Premium Guaranteed Minimum Death Benefit (“GMDB”)	0.50%	0.25%

This table shows the maximum and current total charges you would pay if you elected all of the currently available optional endorsements resulting in the highest possible combination of charges.
	Maximum Annual Charge	Current Annual Charge
Total Separate Account Annual Expenses	0.35%	0.35%
Optional Endorsement Charges [6]	0.50%	0.25%

Total possible maximum and current charges	0.85%	0.60%

4    This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

5    This charge is reduced to 0.30% if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, we will reinstate the charge of 0.35%.

6    The charge used in the table is the Return of Premium GMDB charge.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, and other expenses.)

Minimum: 0.26%

Maximum: 1.81%

More detail concerning each Fund’s fees and expenses is below. But please refer to the Funds’ prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds’ Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL/American Funds Balanced	0.77%	A	0.00%	0.15%	A,D	0.00%	0.92%	(0.30%)	K	0.62%	A,K
JNL/American Funds Bond Fund of America	0.76%	A	0.00%	0.14%	A,D	0.00%	0.90%	(0.39%)	K	0.51%	A,K
JNL/American Funds Capital Income Builder	1.01%	A	0.00%	0.15%	A,D	0.00%	1.16%	(0.50%)	A,K	0.66%	A,K
JNL/American Funds Capital World Bond	1.13%	A	0.00%	0.15%	A,D	0.00%	1.28%	(0.53%)	A,K	0.75%	A,K
JNL/American Funds Global Growth	1.16%	A	0.00%	0.16%	A,D	0.00%	1.32%	(0.50%)	K	0.82%	A,K
JNL/American Funds Global Small Capitalization	1.34%	A	0.00%	0.15%	A,D	0.00%	1.49%	(0.50%)	K	0.99%	A,K
JNL/American Funds Growth	0.95%	A	0.00%	0.14%	A,D	0.00%	1.09%	(0.45%)	K	0.64%	A,K
JNL/American Funds Growth-Income	0.81%	A	0.00%	0.13%	A,C	0.00%	0.94%	(0.30%)	K	0.64%	A,K
JNL/American Funds International	1.22%	A	0.00%	0.16%	A,D	0.00%	1.38%	(0.50%)	K	0.88%	A,K
JNL/American Funds New World	1.64%	A	0.00%	0.17%	A,D	0.00%	1.81%	(0.83%)	A,K	0.98%	A,K
JNL/American Funds® Washington Mutual Investors	0.96%	A	0.00%	0.14%	A,D	0.00%	1.10%	(0.46%)	K	0.64%	A,K
JNL/DFA International Core Equity	0.45%		0.00%	0.16%	F	0.00%	0.61%	(0.05%)	M	0.56%	M,N
JNL/DFA U.S. Core Equity	0.40%		0.00%	0.10%	D	0.00%	0.50%	(0.05%)	M	0.45%	M
JNL/DFA U.S. Small Cap	0.55%		0.00%	0.17%	F	0.00%	0.72%	(0.05%)	M	0.67%	M
JNL/Franklin Templeton Growth Allocation	0.55%		0.00%	0.15%	F	0.03%	0.73%	0.00%	I	0.73%	I,N
JNL/JPMorgan Global Allocation	0.60%		0.00%	0.18%	F	0.01%	0.79%	0.00%	J	0.79%	J,N
JNL/Mellon DowSM Index	0.18%		0.00%	0.17%	F	0.00%	0.35%	(0.05%)	M	0.30%	M
JNL/Mellon Emerging Markets Index	0.45%	A	0.00%	0.17%	A,F	0.00%	0.62%	(0.25%)	A,K,M	0.37%	A,K,M
JNL/Mellon MSCI KLD 400 Social Index	0.25%		0.00%	0.21%	F	0.00%	0.46%	(0.05%)	M	0.41%	M
JNL/Mellon World Index	0.19%		0.00%	0.18%	F	0.00%	0.37%	(0.05%)	M	0.32%	M
JNL/Mellon Nasdaq® 100 Index	0.17%		0.00%	0.18%	E	0.00%	0.35%	(0.05%)	M	0.30%	M
JNL/Mellon S&P 400 MidCap Index	0.34%	A	0.00%	0.12%	A, D	0.00%	0.46%	(0.20%)	A,K	0.26%	A,K
JNL/Mellon Small Cap Index	0.34%	A	0.00%	0.12%	A, D	0.00%	0.46%	(0.20%)	K	0.26%	A,K
JNL/Mellon International Index	0.36%	A	0.00%	0.16%	A,F	0.00%	0.52%	(0.20%)	K	0.32%	A,K
JNL/Mellon Bond Index	0.36%	A	0.00%	0.10%	D	0.00%	0.46%	(0.20%)	K	0.26%	A,K
JNL/Mellon Communication Services Sector	0.20%		0.00%	0.17%	F	0.00%	0.37%	(0.05%)	M	0.32%	M
JNL/Mellon Consumer Discretionary Sector	0.18%		0.00%	0.16%	F	0.00%	0.34%	(0.05%)	M	0.29%	M
JNL/Mellon Consumer Staples Sector	0.20%		0.00%	0.17%	F	0.00%	0.37%	(0.05%)	M	0.32%	M
JNL/Mellon Energy Sector	0.18%		0.00%	0.17%	F	0.00%	0.35%	(0.05%)	M	0.30%	M
JNL/Mellon Financial Sector	0.18%		0.00%	0.16%	F	0.00%	0.34%	(0.05%)	M	0.29%	M
JNL/Mellon Healthcare Sector	0.17%		0.00%	0.16%	F	0.00%	0.33%	(0.05%)	M	0.28%	M
JNL/Mellon Industrials Sector	0.23%		0.00%	0.17%	F	0.00%	0.40%	(0.05%)	M	0.35%	M
JNL/Mellon Information Technology Sector	0.17%		0.00%	0.16%	E	0.00%	0.33%	(0.05%)	M	0.28%	M
JNL/Mellon Materials Sector	0.24%		0.00%	0.16%	F	0.00%	0.40%	(0.05%)	M	0.35%	M
JNL/Mellon Real Estate Sector	0.22%		0.00%	0.17%	F	0.00%	0.39%	(0.05%)	M	0.34%	M
JNL S&P 500 Index	0.20%		0.00%	0.13%	D	0.00%	0.33%	(0.23%)	H, M	0.10%	H, M
JNL/Mellon Utilities Sector	0.19%		0.00%	0.17%	F	0.00%	0.36%	(0.05%)	M	0.31%	M
JNL/RAFI® Fundamental U.S. Small Cap	0.18%		0.00%	0.19%	F	0.00%	0.37%	(0.05%)	M	0.32%	M
JNL/Vanguard Moderate ETF Allocation	0.20%		0.00%	0.16%	F	0.06%	0.42%	(0.13%)	M	0.29%	M,N

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL/Vanguard Moderate Growth ETF Allocation	0.20%	0.00%	0.16%	F	0.06%	0.42%	(0.12%)	M	0.30%	M,N
JNL/Vanguard Growth ETF Allocation	0.20%	0.00%	0.15%	F	0.06%	0.41%	(0.12%)	M	0.29%	M,N
JNL/WMC Government Money Market	0.16%	0.00%	0.10%	D	0.00%	0.26%	(0.11%)	L	0.15%	L,N

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Multi-Manager Alternative	1.18%	0.00%	0.60%	G	0.03%	1.81%	N
JNL Multi-Manager Emerging Markets Equity	0.76%	0.00%	0.17%	F	0.01%	0.94%
JNL Multi-Manager International Small Cap	0.75%	0.00%	0.16%	F	0.00%	0.91%
JNL Multi-Manager Mid Cap	0.63%	0.00%	0.15%	F	0.01%	0.79%
JNL Multi-Manager Small Cap Growth	0.56%	0.00%	0.11%	D	0.01%	0.68%
JNL Multi-Manager Small Cap Value	0.68%	0.00%	0.10%	D	0.01%	0.79%
JNL iShares Tactical Moderate	0.20%	0.00%	0.15%	F	0.15%	0.50%
JNL iShares Tactical Moderate Growth	0.20%	0.00%	0.15%	F	0.18%	0.53%
JNL iShares Tactical Growth	0.20%	0.00%	0.16%	F	0.22%	0.58%
JNL/American Funds Moderate Growth Allocation	0.19%	0.00%	0.15%	F	0.40%	0.74%
JNL/American Funds Growth Allocation	0.18%	0.00%	0.16%	F	0.42%	0.76%
JNL/AQR Large Cap Defensive Style	0.40%	0.00%	0.16%	F	0.01%	0.57%
JNL/Baillie Gifford International Growth	0.53%	0.00%	0.15%	D	0.00%	0.68%	N
JNL/BlackRock Advantage International	0.55%	0.00%	0.15%	F	0.00%	0.70%
JNL/BlackRock Global Allocation	0.57%	0.00%	0.17%	F	0.02%	0.76%	N
JNL/BlackRock Global Natural Resources	0.55%	0.00%	0.16%	F	0.00%	0.71%
JNL/BlackRock Large Cap Select Growth	0.46%	0.00%	0.10%	F	0.00%	0.56%
JNL/Causeway International Value Select	0.52%	0.00%	0.15%	F	0.00%	0.67%
JNL/ClearBridge Large Cap Growth	0.49%	0.00%	0.15%	F	0.00%	0.64%
JNL/DoubleLine® Core Fixed Income	0.37%	0.00%	0.10%	D	0.00%	0.47%
JNL/DoubleLine® Emerging Markets Fixed Income	0.62%	0.00%	0.16%	F	0.01%	0.79%
JNL/DoubleLine® Shiller Enhanced CAPE®	0.56%	0.00%	0.15%	F	0.01%	0.72%
JNL/DoubleLine® Total Return	0.42%	0.00%	0.10%	D	0.01%	0.53%
JNL/Fidelity Institutional Asset Management® Total Bond	0.38%	0.00%	0.11%	D	0.01%	0.50%
JNL/First Sentier Global Infrastructure	0.70%	0.00%	0.15%	F	0.00%	0.85%
JNL/Franklin Templeton Global Multisector Bond	0.60%	0.00%	0.16%	F	0.02%	0.78%
JNL/Franklin Templeton Income	0.53%	0.00%	0.10%	D	0.01%	0.64%
JNL/GQG Emerging Markets Equity	0.90%	0.00%	0.16%	F	0.00%	1.06%
JNL/Harris Oakmark Global Equity	0.68%	0.00%	0.16%	F	0.00%	0.84%
JNL/Heitman U.S. Focused Real Estate	0.65%	0.00%	0.15%	F	0.00%	0.80%
JNL/Invesco Diversified Dividend	0.52%	0.00%	0.16%	F	0.01%	0.69%
JNL/Invesco Global Growth	0.50%	0.00%	0.15%	F	0.00%	0.65%
JNL/Invesco International Growth	0.52%	0.00%	0.16%	F	0.01%	0.69%
JNL/Invesco Small Cap Growth	0.65%	0.00%	0.11%	D	0.00%	0.76%
JNL/JPMorgan Hedged Equity	0.50%	0.00%	0.17%	F	0.00%	0.67%
JNL/JPMorgan MidCap Growth	0.50%	0.00%	0.10%	D	0.00%	0.60%
JNL/JPMorgan U.S. Government & Quality Bond	0.27%	0.00%	0.11%	D	0.01%	0.39%
JNL/JPMorgan U.S. Value	0.50%	0.00%	0.10%	D	0.00%	0.60%	N

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Lazard International Strategic Equity	0.70%	0.00%	0.16%	F	0.01%	0.87%
JNL/Loomis Sayles Global Growth	0.55%	0.00%	0.16%	F	0.00%	0.71%
JNL/Lord Abbett Short Duration Income	0.35%	0.00%	0.16%	F	0.01%	0.52%	N
JNL/Mellon Equity Income	0.45%	0.00%	0.15%	F	0.00%	0.60%
JNL/Mellon U.S. Stock Market Index	0.15%	0.00%	0.14%	D	0.00%	0.29%	N
JNL/MFS Mid Cap Value	0.55%	0.00%	0.11%	D	0.00%	0.66%
JNL/Morningstar Wide Moat Index	0.20%	0.00%	0.27%	F	0.00%	0.47%
JNL/Neuberger Berman Strategic Income	0.48%	0.00%	0.16%	F	0.00%	0.64%
JNL/PIMCO Income	0.48%	0.00%	0.16%	F	0.00%	0.64%
JNL/PIMCO Investment Grade Credit Bond	0.33%	0.00%	0.11%	D	0.00%	0.44%
JNL/PIMCO Real Return	0.39%	0.00%	0.26%	D	0.00%	0.65%
JNL/PPM America Floating Rate Income	0.47%	0.00%	0.16%	F	0.01%	0.64%
JNL/PPM America High Yield Bond	0.34%	0.00%	0.10%	D	0.01%	0.45%
JNL/PPM America Total Return	0.38%	0.00%	0.10%	D	0.01%	0.49%
JNL/RAFI® Multi-Factor U.S. Equity	0.17%	0.00%	0.20%	F	0.00%	0.37%
JNL/T. Rowe Price Balanced	0.55%	0.00%	0.16%	F	0.00%	0.71%	N
JNL/T. Rowe Price Capital Appreciation	0.53%	0.00%	0.14%	E	0.00%	0.67%
JNL/T. Rowe Price Established Growth	0.43%	0.00%	0.10%	C	0.00%	0.53%
JNL/T. Rowe Price Mid-Cap Growth	0.59%	0.00%	0.10%	D	0.00%	0.69%	N
JNL/T. Rowe Price Short-Term Bond	0.31%	0.00%	0.10%	D	0.00%	0.41%
JNL/T. Rowe Price U.S. High Yield	0.52%	0.00%	0.15%	F	0.02%	0.69%	N
JNL/T. Rowe Price Value	0.47%	0.00%	0.10%	D	0.00%	0.57%	N
JNL/WCM Focused International Equity	0.66%	0.00%	0.16%	F	0.01%	0.83%
JNL/Westchester Capital Event Driven	1.05%	0.00%	0.24%	D	0.10%	1.39%
JNL/WMC Balanced	0.32%	0.00%	0.10%	C	0.01%	0.43%
JNL/WMC Equity Income	0.44%	0.00%	0.15%	D	0.00%	0.59%	N
JNL/WMC Global Real Estate	0.58%	0.00%	0.15%	F	0.00%	0.73%	N
JNL/WMC Value	0.38%	0.00%	0.10%	D	0.00%	0.48%
JNL/Goldman Sachs 4	0.25%	0.00%	0.14%	B	0.00%	0.39%	N
JNL/Goldman Sachs Managed Conservative	0.10%	0.00%	0.06%	B	0.62%	0.78%
JNL/Goldman Sachs Managed Moderate	0.09%	0.00%	0.05%	B	0.64%	0.78%
JNL/Goldman Sachs Managed Moderate Growth	0.08%	0.00%	0.05%	B	0.66%	0.79%
JNL/Goldman Sachs Managed Growth	0.08%	0.00%	0.05%	B	0.66%	0.79%
JNL/Goldman Sachs Managed Aggressive Growth	0.09%	0.00%	0.06%	B	0.67%	0.82%
JNL Conservative Allocation	0.12%	0.00%	0.06%	B	0.66%	0.84%
JNL Moderate Allocation	0.10%	0.00%	0.05%	B	0.70%	0.85%
JNL Moderate Growth Allocation	0.09%	0.00%	0.05%	B	0.73%	0.87%
JNL Growth Allocation	0.09%	0.00%	0.06%	B	0.74%	0.89%
JNL Aggressive Growth Allocation	0.10%	0.00%	0.05%	B	0.76%	0.91%
A     Fees and expenses at the Master Fund level for Class I shares of each respective Fund are as follows:
JNL/American Funds Balanced Fund: Management Fee: 0.26%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.30%.
JNL/American Funds Bond Fund of America Fund: Management Fee: 0.36%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.40%; Contractual Fee Waiver and/or Expense Reimbursement: (0.19%); Net Total Annual Portfolio Operating Expenses: 0.21%.

JNL/American Funds Capital Income Builder Fund: Management Fee: 0.48%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.53%; Contractual Fee Waiver and/or Expense Reimbursement: (0.25%); Net Total Annual Portfolio Operating Expenses: 0.28%.
JNL/American Funds Capital World Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.58%; Contractual Fee Waiver and/or Expense Reimbursement: (0.10%); Net Total Annual Portfolio Operating Expenses: 0.48%.
JNL/American Funds Global Growth Fund: Management Fee: 0.51%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.56%.
JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.69%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.74%.
JNL/American Funds Growth Fund: Management Fee: 0.32%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.36%.
JNL/American Funds Growth-Income Fund: Management Fee: 0.26%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.30%.
JNL/American Funds International Fund: Management Fee: 0.49%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.55%.
JNL/American Funds New World Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.07%; Total Annual Portfolio Operating Expenses: 0.77%; Contractual Fee Waiver and/or Expense Reimbursement: (0.18%); Net Total Annual Portfolio Operating Expenses: 0.59%.
JNL/American Funds Washington Mutual Investors Fund: Management Fee: 0.39%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.43%; Contractual Fee Waiver and/or Expense Reimbursement: (0.16%); Net Total Annual Portfolio Operating Expenses: 0.27%.

JNL/Mellon S&P 400 MidCap Index Fund: Management Fee: 0.20%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Contractual Fee Waiver and/or Expense Reimbursement: (0.12%); Total Annual Portfolio Operating Expenses: 0.10%.

JNL/Mellon Small Cap Index Fund: Management Fee: 0.20%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Contractual Fee Waiver and/or Expense Reimbursement: (0.12%); Total Annual Portfolio Operating Expenses: 0.10%.

JNL/Mellon Bond Index Fund: Management Fee: 0.20%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0%; Contractual Fee Waiver and/or Expense Reimbursement: (0.13%); Total Annual Portfolio Operating Expenses: 0.07%.

JNL/Mellon International Index Fund: Management Fee: 0.20%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Contractual Fee Waiver and/or Expense Reimbursement: (0.11%); Total Annual Portfolio Operating Expenses: 0.10%.

JNL/Emerging Markets Index Fund: Management Fee: 0.20%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Contractual Fee Waiver and/or Expense Reimbursement: (0.06%); Total Annual Portfolio Operating Expenses: 0.16%.

B     "Other Expenses" includes an Administrative Fee of 0.05% which is payable to JNAM.
C     "Other Expenses" includes an Administrative Fee of 0.09% which is payable to JNAM.
D     "Other Expenses" includes an Administrative Fee of 0.10% which is payable to JNAM.
E     "Other Expenses" includes an Administrative Fee of 0.14% which is payable to JNAM.
F     "Other Expenses" includes an Administrative Fee of 0.15% which is payable to JNAM.
G     "Other Expenses" includes an Administrative Fee of 0.20% which is payable to JNAM.
H     JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.
I     JNAM has contractually agreed to waive a varying portion of its management fee in an amount equivalent to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in shares of any Franklin Templeton fund held in the Fund’s portfolio, which will be excluded from the Fund’s total assets in calculating the subadvisory fees payable to the Sub-Adviser.

J     JNAM has contractually agreed to waive a varying portion of its management fee in an amount equivalent to the Acquired Funds Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser, J.P. Morgan Investment Management Inc. (each a “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund.
K     Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.
L     The Adviser agrees to reduce the fees payable to it and/or reimburse other expenses of the Fund, to the extent necessary to limit the total operating expenses of each class of shares of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.
M     JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its administrative fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.
N     Expense Information has been restated to reflect current fees.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, Fund expenses, and optional endorsement charges.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor Premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund expenses and the cost if you select the Return of Premium Guaranteed Minimum Death Benefit. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you take a total withdrawal of your Contract Value at the end of the applicable time period:

1 year	3 years	5 years	10 years
$302	$914	$1,535	$3,124

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$302	$914	$1,535	$3,124

If you do not take a total withdrawal of your Contract Value:

1 year	3 years	5 years	10 years
$302	$914	$1,535	$3,124

The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information. Information about the values of Accumulation Units can be found in Appendix C. The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges. Information about the Separate Account charges and charges for optional endorsements can be found in the “Periodic Expenses” tables above.

The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts. Jackson’s financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Service Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 85. Optional benefits may have different requirements, as noted.

Your Contract Value may be allocated to:

•our Fixed Account, as may be made available by us, or as may be otherwise limited by us, and
•Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

• the accumulation phase , the potential growth phase of your investment when you make Premium payments to us, and
•the income phase, when we make income payments to you.
As the Owner, you can exercise all the rights under your Contract. In general, joint Owners jointly exercise all the rights under the Contracts. In some cases, such as telephone and internet transactions, joint Owners may authorize each joint Owner to act individually. On jointly owned Contracts, correspondence and required documents will be sent to the address of record of the primary Owner.

You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). An assignment may be a taxable event. Please contact our Service Center for help and more information.

The Contract is an individual flexible Premium variable and fixed deferred annuity. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc owns a majority interest in Jackson Financial Inc. and is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. Prudential plc is also the ultimate parent of PPM America, Inc., a sub-adviser for certain of the Funds. Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

THE FIXED ACCOUNT

Contract Value allocated to the Fixed Account will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, the guaranteed minimum death benefit. The Fixed Account is not registered with the SEC. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of, and transfers into and out of, the Fixed Account (which consists of the Fixed Account Options) may be subject to contractual and administrative requirements. For more information, please see the application, check with the financial professional helping you to purchase the Contract, or contact us at our Service Center.

Each Fixed Account Option credits interest to your Contract Value in the Fixed Account for a specified period that you select (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in that Fixed Account Option is not withdrawn, transferred, or annuitized until the end of the specified period. You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option; and election of the one-year option will not extend the Income Date. Rather, commencing on the Income Date, we will cease to credit interest under any one-year Fixed Account Option that has not yet reached the end of its term.

Rates of Interest We Credit. These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option. The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable nonforfeiture law in each state where the Contracts are sold.

In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation. To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate. Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate. Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson declares for a Fixed Account Option will apply only to Premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts. Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%. As noted above, these limits are prescribed by state nonforfeiture laws and set forth in the Contracts. This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%. Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula. Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month). If you allocate a Premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation. Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation. Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate. On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate. We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

For the most current information about applicable interest rates, you may contact your financial professional or (at the address and phone number on the cover page of this prospectus) our Service Center.

Market Value Adjustment. A Market Value Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Market Value Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. In order to determine whether there will be a Market Value Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are removing Contract Value as a withdrawal, transfer, or annuitization. As discussed above under ‘Rates of Interest we Credit,’ the ‘base interest rate’ is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate. The Market Value Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the ‘current new business interest rate,’ which is a rate that we use solely for purposes of calculating the amount of any Market Value Adjustment. The ‘current new business interest rate’ is 0.25% per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option. If we are not offering that duration at the time of your withdrawal, transfer, or annuitization, we will estimate a base interest rate for that duration based on the closest durations that we are then offering using straight-line interpolation.

If the base interest rate available on a new Fixed Account Option at the time of your withdrawal, transfer, or annuitization is higher than the base interest rate declared at your allocation to a Fixed Account Option, a downward adjustment to the amount withdrawn, transferred or annuitized may apply, which would reduce the amount paid, transferred or annuitized. If the base interest rate credited to a new Fixed Account Option at the time of withdrawal, transfer, or annuitization is lower than the base interest rate declared at the time of your allocation to a Fixed Account Option, an upward adjustment to the amount withdrawn, transferred or annuitized may apply, which would increase the amount paid, transferred or annuitized. There will be no Market Value Adjustment if the two rates are the same. A Market Value Adjustment will not otherwise affect the values under your Contract.

Moreover, even if the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Market Value Adjustment if the difference between the two is less than 0.25%. This limitation avoids decreases in the amount paid, transferred, or annuitized in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional 0.25% that (as described above) is added when determining the current new business rate.

Also, there is no Market Value Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; amounts removed from any Fixed Account Option on the Latest Income Date and amounts removed from any Fixed Account Option in the 30-day period following the end of a Fixed Account Option. In no event will a total withdrawal, transfer or annuitization from the Fixed Account Options be less than the Fixed Account Minimum Value. In the case of a partial withdrawal or transfer from a Fixed Account Option, your Contract will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to a Market Value Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account Minimum Value may affect a Market Value Adjustment on a full withdrawal. If you allocated $10,000 of your initial Premium to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions) your Contract Value in the Fixed Account would be $10,265. If the Fixed Account minimum interest rate was 1%, your Fixed Account Minimum Value would be $8,787.50. In this case, a Market Value Adjustment could not reduce the withdrawal by more than $1,477.50 (the difference between your Contract Value in the Fixed Account and the Fixed Account Minimum Value). For example, if you request a full withdrawal (gross amount of $10,265) and it is subject to a $1,000 negative Market Value Adjustment, the withdrawal would be adjusted to $9,265. However, if it were subject to a negative $1,500 Market Value Adjustment, the withdrawal would be adjusted to $8,765($10,265 minus the full $1,500 Market Value Adjustment), so that it does not invade the Fixed Account Minimum Value. Immediately after the latter withdrawal example, there will be no difference between your Contract Value in the Fixed Account and Fixed Account Minimum Value, and no negative Market Value Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account Minimum Value.

End of Fixed Account Option Periods. Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be a Market Value Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. If such new Fixed Account Option would extend beyond the Income Date, we will use the longest Fixed Account Option that does not extend beyond the Income Date; or (if less than 1 year remains until the Income Date) we will credit interest at the current interest rate under the one-year Fixed Account Option up to the Income Date. If the specified period of the same duration that has ended is no longer available, we will use the next shorter period that is then available.

Additional Information Concerning the One-Year Fixed Account Option. If you allocate Premiums to the one-year Fixed Account Option, we may require that the amount in the one-year Fixed Account Option be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the Premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 25 free transfers in a Contract year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate), as the applicable rate will be applied to a declining balance in the one-year Fixed Account Option.

Please also refer to “Transfers and Frequent Transfer Restrictions” later in this prospectus for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options. In particular, we describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that, you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years. Accordingly, before allocating any Premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new Premiums. We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 99 Investment Divisions and Fixed Account Options at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

This prospectus describes the Investment Divisions that we currently offer under the Contract. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. Please contact your financial professional for a list of Investment Divisions currently available through your broker-dealer. Investment Divisions that are not available through your broker-dealer may be available through other broker-dealers, but to access them you may need to terminate your relationship with your broker-dealer and provide us with satisfactory evidence of termination. Please consider these potential limitations before purchasing the Contract.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust for more information.

JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL iShares Tactical Growth Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL/Franklin Templeton Growth Allocation Fund
JNL/JPMorgan Global Allocation Fund
JNL/Goldman Sachs Managed Conservative Fund
JNL/Goldman Sachs Managed Moderate Fund
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/Goldman Sachs Managed Growth Fund
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate Growth Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Vanguard Growth ETF Allocation Fund

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds. These Funds are identified in the following descriptions by the designation (“Feeder Fund”) following the name of the Fund. For more information about a Feeder Fund, you should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust.

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Balanced Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in Class 1 shares of the American Funds Insurance Series ® - Asset Allocation Fund SM (“Master Fund”). The Master Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Fund expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash.

JNL/American Funds Bond Fund of America Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks to provide as high a level of current income as is consistent with the preservation of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - The Bond Fund of America ® (“Master Fund”). The Master Fund normally will invest at least 80% in bonds and other debt securities, which may be represented by other investment instruments, including derivatives.

JNL/American Funds Capital Income Builder Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks to provide both a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - Capital Income Builder Fund SM (“Master Fund”), with a secondary objective to provide growth of capital. The Master Fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities).

JNL/American Funds Capital World Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - Capital World Bond Fund SM (“Master Fund”). The Master Fund seeks to provide as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds, and other debt securities, which may be represented by other investment instruments, including derivatives. The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars.

JNL/American Funds Global Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund )
Seeks long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series ® - Global Growth Fund SM (the “Master Fund”). The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth. The Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and foreign countries, including emerging market countries. Under normal market conditions, the Master Fund seeks to invest significantly in issuers domiciled outside of the United States.

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - Global Small Capitalization Fund SM (“Master Fund”). The Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase. The Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund )
Seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series ® - Growth Fund SM (the “Master Fund”). The Master Fund invests primarily in common stocks and seeks to invest in companies that the Master Fund’s investment adviser believes offers superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in common stocks and other securities (including convertible and nonconvertible preferred stocks, bonds, and other debt securities) of issuers domiciled outside the U.S.

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - Growth-Income Fund SM (“Master Fund”). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - International Fund SM (“Master Fund”). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser to the Master Fund believes have the potential for growth.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - New World Fund ® (“Master Fund”). The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/American Funds ® Washington Mutual Investors Fund (“Feeder Fund”) (formerly, JNL/American Funds ® Blue Chip Income and Growth Fund)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound comment stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® - Washington Mutual Investors Fund SM (“Master Fund”). The Master Fund invests primarily in common stocks of established companies that are listed on, or meet the financial requirements of, the New York Stock exchange and have a strong record of earning dividends.

JNL/Mellon Bond Index Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Mellon Investments Corporation, investment sub-adviser to the Master Fund )
Seeks to achieve its goal through exclusive investment in Class I shares of the JNL Bond Index Fund (“Master Fund”). The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to track the performance and characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) that Mellon Investments Corporation believes to be important, such as Option Adjusted Duration, Maturity, Average Quality Rating, Sector/Industries, and Yield to worst.

JNL/Mellon Emerging Markets Index Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Mellon Investments Corporation, investment sub-adviser to the Master Fund )
Seeks to achieve its goal through exclusive investment in Class I shares of the JNL Emerging Markets Index Fund (“Master Fund”). The Master Fund seeks to invest under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the Morningstar ® Emerging Markets Target Market Exposure Index℠ (Net) (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”).

JNL/Mellon International Index Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Mellon Investments Corporation, investment sub-adviser to the Master Fund )
Seeks to achieve its goal through exclusive investment in Class I shares of the JNL International Index Fund (“Master Fund”). The Master Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar ® Developed Markets ex-North America Target Market Exposure Index℠ (Net) (“Index”)or derivative securities economically related to the Index. The Master Fund seeks to track the performance and characteristics of the Index, a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets ex-North America equity markets.

JNL/Mellon S&P 400 MidCap Index Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Mellon Investments Corporation, investment sub-advisor to the Master Fund )
Seeks to achieve its goal through exclusive investment in Class I shares of the JNL Mid Cap Index Fund (“Master Fund”). The Master Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P MidCap 400 Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/Mellon Small Cap Index Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Mellon Investments Corporation, investment sub-adviser to the Master Fund )
Seeks to achieve its goal through exclusive investment in Class I shares of the JNL Small Cap Index Fund (“Master Fund”). The Master Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the S&P SmallCap 600 Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL Aggressive Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”).
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund allocates its assets among Underlying Funds in the following investment categories: Allocation, Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed-Income, International, International Fixed-Income, and Sector.

JNL Conservative Allocation Fund
Jackson National Asset Management, LLC
Seeks the generation of income through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield (“junk”) bonds) of issuers in the U.S. and foreign countries, including emerging markets. Under normal circumstances, the Fund allocates approximately 0% to 40% of its assets to Underlying Funds that invest primarily in equity securities, 60% to 100% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund allocates its assets among Underlying Funds in the following investment categories: Allocation, Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed-Income, International, International Fixed-Income, and Sector.

JNL Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”).

Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund allocates its assets among Underlying Funds in the following investment categories: Allocation, Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed-Income, International, International Fixed-Income, and Sector.

JNL iShares Tactical Growth Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 60% to 100% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 0% to 40% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL iShares Tactical Moderate Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL iShares Tactical Moderate Growth Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL Moderate Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield (“junk”) bonds) as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets. Under normal circumstances, the Fund allocates approximately 20% to 60% of its assets to Underlying Funds that invest primarily in equity securities, 40% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund allocates its assets among Underlying Funds in the following investment categories: Allocation, Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed-Income, International, International Fixed-Income, and Sector.

JNL Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”).

Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund allocates its assets among Underlying Funds in the following investment categories: Allocation, Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed-Income, International, International Fixed-Income, and Sector.

JNL Multi-Manager Alternative Fund
Jackson National Asset Management, LLC (and Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management, LLC; Loomis, Sayles & Company L.P.; Westchester Capital Management, LLC; and Western Asset Management Company)
Seeks long term growth of capital by allocating among a variety of alternative strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers who may implement the following principal investment strategies: equity long/short strategies, event driven and merger arbitrage strategies, relative value strategies and global macro strategies.

JNL Multi-Manager Emerging Markets Equity Fund
Jackson National Asset Management, LLC (and Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc.; WCM Investment Management, LLC; and Wellington Management Company LLP)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of emerging market equity strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers.

JNL Multi-Manager International Small Cap Fund
Jackson National Asset Management, LLC (and Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of international small cap strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers.

JNL Multi-Manager Mid Cap Fund
Jackson National Asset Management, LLC (and Champlain Investment Partners, LLC; ClearBridge Investments, LLC; Nuance Investments, LLC; and Victory Capital Management, Inc.)

Seeks long-term total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of mid-capitalization growth and value strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Growth Fund
Jackson National Asset Management, LLC (and Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap growth strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Congress Asset Management, LLP; Cooke & Bieler L.P.; Reinhart Partners, Inc.; River Road Asset Management, LLC; and WCM Investment Management, LLC)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap value strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers.

JNL S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the S&P 500 Index (“Index”) to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series ® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-40% of its assets to Underlying Funds that invest primarily in fixed-income securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL/American Funds Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series ® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/AQR Large Cap Defensive Style Fund
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks total return, which consists of capital appreciation and income, by pursuing a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management, and diversification. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “Equity Instruments” of large-capitalization issuers. The Fund can invest in companies of any size and may invest in small- and mid-cap companies from time to time in the discretion of the Sub-Adviser.

JNL/Baillie Gifford International Growth Fund (formerly, JNL/Vanguard International Fund)
Jackson National Asset Management, LLC, (and Baillie Gifford Overseas Ltd.)
Seeks to provide long-term capital appreciation by investing in a diversified, international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets. The Fund invests predominantly in securities issued by companies located in countries outside the United States, including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in North America.

JNL/BlackRock Advantage International Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks to provide long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. equity securities and equity-like instruments of companies that are components of the companies included in the MSCI EAFE ® Index (“Index”) and derivatives that are tied economically to securities of the Index. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities. At any given time, the Fund may emphasize either debt securities or equity securities; however, over time the Fund’s portfolio of assets will tend to be relatively balanced between equity and debt securities and widely diversified among many individual investments. In selecting equity investments, the Fund mainly seeks securities that BlackRock Investment Management, LLC (“Sub-Adviser”) believes are undervalued. The Fund may buy debt securities with varying maturities. The Fund may invest up to 35% of its total assets in high yield or junk bonds, corporate loans and distressed securities.

JNL/BlackRock Global Natural Resources Fund
Jackson National Asset Management, LLC (and BlackRock International Limited)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource assets. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

JNL/BlackRock Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.

JNL/Causeway International Value Select Fund
Jackson National Asset Management, LLC (and Causeway Capital Management LLC)
Seeks long-term growth of capital and income by investing, under normal circumstances, in common stocks of companies located in developed countries outside the U.S. The Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks of companies located in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares.

JNL/ClearBridge Large Cap Growth Fund
Jackson National Asset Management, LLC (and ClearBridge Investments, LLC)
Seeks long-term capital growth by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or other equity investments with similar economic characteristics of U.S. companies with large market capitalizations.

JNL/DFA International Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks to achieve long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in non-U.S. equity securities and/or investments that provide exposure to non-U.S. securities. The Fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small-capitalization, value, and high-profitability companies as compared to their representation in the International Universe.

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. companies. The Fund purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the U.S. universe, as defined by the Sub-Adviser. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.

JNL/DFA U.S. Small Cap Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by using a market capitalization weighted approach, purchasing a broad and diverse group of the common stocks of U.S. small-capitalization companies. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of U.S. small-capitalization companies.

JNL/DoubleLine ® Core Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize current income and total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/DoubleLine ® Emerging Markets Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks high total return from current income and capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income instruments with exposure to emerging markets countries. These fixed-income instruments include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in emerging market countries and other securities bearing fixed or variable interest rates of any or no maturity.

JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks total return (capital appreciation and current income) which exceeds the total return in excess of the Shiller Barclays CAPE ® US Sector TR USD Index (“Index”). The Fund will seek to use derivatives, or a combination of derivatives and direct investments to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to provide additional long-term total return.

JNL/DoubleLine ® Total Return Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. Bonds include bonds, debt securities, and other fixed income instruments issued by governmental or private-sector entities. Under normal circumstances, the Fund intends to invest more than 50% of its net assets in residential and commercial mortgage-backed securities.

JNL/Fidelity Institutional Asset Management ® Total Bond Fund
Jackson National Asset Management, LLC (and FIAM LLC)
Seeks a high level of current income by investing under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in debt securities of all types and repurchase agreements for those securities. The Fund may invest up to 20% of its assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as “high yield debt securities” or “junk bonds”).

JNL/First Sentier Global Infrastructure Fund (formerly, JNL/First State Global Infrastructure Fund)
Jackson National Asset Management, LLC (and First Sentier Investors (Australia) IM Ltd)
Seeks total return through growth of capital and inflation-protected income by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in publicly traded equity securities of infrastructure companies. The Fund will typically invest in U.S. and non-U.S. (foreign markets), which may include developing and emerging market countries.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund’s assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Growth Allocation Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc. and sub-sub-advisers: Franklin Templeton Institutional, LLC and Templeton Global Advisors Limited)
Seeks long-term total return that is consistent with an acceptable level of risk by investing in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging and less developed countries. Under normal market conditions, the Sub-Adviser uses a flexible allocation approach when allocating the Fund’s assets among the broad asset classes of equity and fixed-income investments.

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The equity securities in which the Fund invests consist primarily of common stock. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage-backed securities and other asset-backed securities, debentures, and shorter term instruments.

JNL/Goldman Sachs 4 Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Mellon Investments Corporation)
Seeks capital appreciation by investing in stocks of approximately 150 distinct companies included in the S&P 500 Index. The Fund implements its objective by using three equally weighted factors: quality, value, and momentum.

JNL/Goldman Sachs Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)
Seeks capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”).

Under normal circumstances, the Fund allocates up to 80%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-20% to Underlying Funds that invest primarily in fixed-income securities and 0%-10% to Underlying Funds that invest primarily in money market securities. The Fund allocates its assets among Underlying Funds in the following investment categories: Allocation, Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed-Income, International, International Fixed-Income, and Sector.

JNL/Goldman Sachs Managed Conservative Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)
Seeks current income, with capital growth as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”).

Under normal circumstances, the Fund allocates approximately 10%-30% of its assets to Underlying Funds that invest primarily in equity securities, 70%-90% to Underlying Funds that invest primarily in fixed-income securities and 0%-30% to Underlying Funds that invest primarily in money market securities. The Fund allocates its assets among Underlying Funds in the following investment categories: Allocation, Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed-Income, International, International Fixed-Income, and Sector.

JNL/Goldman Sachs Managed Growth Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)
Seeks capital growth, with current income as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”).

Under normal circumstances, the Fund allocates approximately 70%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities. The Fund allocates its assets among Underlying Funds in the following investment categories: Allocation, Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed-Income, International, International Fixed-Income, and Sector.

JNL/Goldman Sachs Managed Moderate Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)
Seeks current income and capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”).

Under normal circumstances, the Fund allocates approximately 30%-50% of its assets to Underlying Funds that invest primarily in equity securities, 50%-70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities. The Fund allocates its assets among Underlying Funds in the following investment categories: Allocation, Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed-Income, International, International Fixed-Income, and Sector.

JNL/Goldman Sachs Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)
Seeks capital growth and current income by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”).

Under normal circumstances, the Fund allocates approximately 50%-70% of its assets to Underlying Funds that invest primarily in equity securities, 30%-50% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% to Underlying Funds that invest primarily in money market securities. The Fund allocates its assets among Underlying Funds in the following investment categories: Allocation, Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed-Income, International, International Fixed-Income, and Sector.

JNL/GQG Emerging Markets Equity Fund
Jackson National Asset Management, LLC (and GQG Partners, LLC)
Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), in equity securities of emerging market companies.

JNL/Harris Oakmark Global Equity Fund
Jackson National Asset Management, LLC (and Harris Associates L.P.)
Seeks capital appreciation by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies.

JNL/Heitman U.S. Focused Real Estate Fund
Jackson National Asset Management, LLC (and Heitman Real Estate Securities LLC)
Seeks to achieve long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities issued by real estate companies operating in the United States, including real estate investment trusts (“REITs”). The Fund’s investments in equity securities may include common stocks, preferred stocks, and securities offered in initial public offerings (“IPOs”). The Fund may invest in these equity securities directly or indirectly through investments in other investment companies, including exchange-traded funds (“ETFs”). The Fund defines a real estate company as any company that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

JNL/Invesco Diversified Dividend Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital and, secondarily, current income by investing primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

JNL/Invesco Global Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid-capitalization and large-capitalization companies.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries in the developed markets of Western Europe and the Pacific Basin. The Fund may also invest no more than 40% in emerging markets securities.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of small-capitalization companies. The Fund invests primarily in equity securities, the principal type of equity security in which the Fund invests is common stock. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/JPMorgan Global Allocation Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to maximize long-term total return by having significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. Under normal circumstances, the Fund will invest at least 40% of its total assets in countries other than the United States unless the Sub-Adviser determines that conditions are not favorable. JPMorgan will invest in issuers in at least three countries other than the U.S. under normal circumstances. The Fund will invest across the full range of asset classes.

JNL/JPMorgan Hedged Equity Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund uses an “enhanced index” strategy to invest in these equity securities, which primarily consist of common stocks of medium to large capitalization U.S. companies in the S&P 500 Index. The Fund will also systematically purchase and sell exchange-traded put options and sell exchange-traded call options, employing an options overlay known as a “put/spread collar” strategy. The options may be based on the Index or on exchange-traded funds (“ETFs”) that replicate the Index (“S&P 500 ETFs”).

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase. The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, and repurchase agreements related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/JPMorgan U.S. Value Fund (formerly, JNL/JPMorgan Growth & Income Fund)
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stocks. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the MSCI USA Value Index, which includes both large-cap and mid-cap companies.

JNL/Lazard International Strategic Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser, believes are undervalued based on their earnings, cash flow or asset values.

JNL/Loomis Sayles Global Growth Fund
Jackson National Asset Management, LLC (and Loomis, Sayles & Company, L.P.)
Seeks long-term growth of capital by investing primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries.

JNL/Lord Abbett Short Duration Income Fund
Jackson National Asset Management, LLC (and Lord, Abbett & Co. LLC)
Seeks a high level of income consistent with preservation of capital by investing primarily in various types of short-duration debt (or fixed-income) securities. Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in investment-grade debt securities of various types.

JNL/Mellon Communication Services Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)

Seeks to track the performance of the Morningstar ® US Communication Services Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of U.S. companies that provide communication services using fixed-line networks or those that provide wireless access and services.

JNL/Mellon Consumer Discretionary Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Consumer Cyclical Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. he Fund invests under normal circumstances at least 80% of its (net assets plus the amount of any borrowings made for investment purposes) assets in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of retail stores, auto and auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies.

JNL/Mellon Consumer Staples Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Consumer Defensive Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco.

JNL/Mellon Dow SM Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide total return through a combination of capital appreciation and dividend income by tracking the performance of the Dow Jones Industrial Average (“DJIA”). The Fund seeks to invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the thirty securities which comprise the DJIA, with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA.

JNL/Mellon Energy Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Energy Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of U.S. companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators.

JNL/Mellon Equity Income Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return (consisting of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.

JNL/Mellon Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Financial Services Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies that provide financial services, which include banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies.

JNL/Mellon Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)

Seeks to track the performance of the Morningstar ® US Healthcare Sector Index SM (“Index” to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies of biotechnology, pharmaceuticals, research services, home healthcare, hospitals, long-term care facilities, and medical equipment and supplies.

JNL/Mellon Industrials Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Industrials Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companies engaged in transportation and logistic services.

JNL/Mellon Information Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Technology Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components.

JNL/Mellon Materials Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Basic Materials Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies that manufacturer chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing.

JNL/Mellon MSCI KLD 400 Social Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the MSCI KLD 400 Social Index, which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance characteristics.

JNL/Mellon Nasdaq ® 100 Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide total by tracking the performance of the NASDAQ 100 Index ® (“Index”). The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon Real Estate Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Real Estate Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Index measures the performance of mortgage companies, property management companies and REITs in the United States.

JNL/Mellon U.S. Stock Market Index Fund (formerly, JNL/Vanguard U.S. Stock Market Index Fund)
Jackson National Asset Management, LLC (and Mellon Investments Corporation)

Seeks to track the performance of the Morningstar ® US Market Index SM (“Index”) by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index. The Index is comprised of stocks of small, medium, and large capitalization. The Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe.

JNL/Mellon Utilities Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of the Morningstar ® US Utilities Sector Index SM (“Index”) to provide total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar U.S. Utilities Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Index measures the performance of electric, gas, and water utilities.

JNL/Mellon World Index Fund (formerly, JNL/Mellon MSCI World Index Fund)
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide long-term capital appreciation by tracking the performance of the Morningstar ® Developed Markets Target Market Exposure Index SM (Net) (“Index”). The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index.

JNL/MFS Mid Cap Value Fund
Jackson National Asset Management, LLC (and Massachusetts Financial Services Company d/b/a MFS Investment Management)
Seeks capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in issuers with medium market capitalizations. The Fund normally invests its assets primarily in equity securities. Equity securities include common stocks, equity interests in real estate investment trusts (“REITs”), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

JNL/Morningstar Wide Moat Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide total return by tracking the performance, net of expenses, of the Morningstar ® Wide Moat Focus Index SM . The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/PIMCO Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing, under normal circumstances, at least 65% of its total assets in a multi-sector portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed-Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PIMCO Investment Grade Credit Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investment grade fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of fixed-income instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to provide a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in income-producing floating rate instruments, including floating rate loans, floating rate notes, other floating rate debt securities, structured products, (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), and repurchase agreements.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in (net assets plus the amount of any borrowings made for investment purposes) high-yield, high-risk debt securities (“junk bonds”) and related investments that are rated below investment grade (i.e., rated below BBB- or Baa3) by at least major credit rating agency, or, if not rated by any credit rating agency, determined to be below investment-grade quality. The Fund may also invest 35% of its total assets in securities of foreign issuers. To the extent that the Fund invests in emerging market debt rated below BBB- or Baa3 by at least major credit rating agency, or, if not rated by any credit rating agency, determined to be below investment-grade quality, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The Fund may also invest in derivative instruments.

JNL/RAFI ® Fundamental U.S. Small Cap Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the RAFI ® Fundamental U.S. Small Company Index (“Index”) by investing under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities of the Index. The Fund may invest the remainder of its assets in cash, securities, and instruments that are not component securities but which the Sub-Adviser believes will help the Fund track its Index.

JNL/RAFI ® Multi-Factor U.S. Equity Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the RAFI ® Multi-Factor U.S. Index (“Index”) by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities of the Index. The Fund may invest the remainder of its assets in cash, securities, and instruments that are not component securities but which the Sub-Adviser believes will help the Fund track its Index.

JNL/T. Rowe Price Balanced Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities by investing approximately 65% of its total assets in common stocks and 35% in fixed income securities. The Fund may invest up to 35% of its total assets in foreign securities. The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging.

JNL/T. Rowe Price Capital Appreciation Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing primarily in common stocks. The Fund may also hold fixed income and other securities to help preserve principal value. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt (including mortgage- and asset-backed securities), bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund has significant flexibility to invest in a broad range of equity and fixed income securities. The Fund may invest up to 25% of its total assets in foreign securities.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing generally in common stocks of large-capitalization companies. The Sub-Adviser generally seeks investments in stocks of large-capitalization companies, which the Sub-Adviser defines as a company whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, and that has one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities in emerging markets. Normally, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. The Fund will only purchase securities that are rated within one of the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

JNL/T. Rowe Price U.S. High Yield Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks total return, with a secondary objective of current income by investing at least 80% of its net assets (including any borrowings for investment purposes) in U.S. high yield instruments (commonly referred to as “junk” bonds), which are debt instruments that are, at the time of purchase, rated below investment grade by a credit rating agency, or, if not rated by any major credit rating agency, deemed to be below investment grade by the Sub-Adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities that are economically tied to emerging markets. Income is a secondary objective.

JNL/Vanguard Growth ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 70% to 90% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard Moderate ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard Moderate Growth ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/WCM Focused International Equity Fund
Jackson National Asset Management, LLC (and WCM Investment Management, LLC)
Seeks long-term capital appreciation by investing primarily in companies located outside the United States. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets and less developed countries.

JNL/Westchester Capital Event Driven Fund
Jackson National Asset Management, LLC (and Westchester Capital Management, LLC)
Seeks to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. The Fund primarily employs investment strategies designed to capture price movements generated by specific events including, but not limited to, securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including investment-grade corporate bonds, U.S. Treasury and government agency bonds, mortgage-backed securities, asset-backed securities, and commercial-backed securities. Cash and cash equivalents are included in the fixed income fund weighting.

JNL/WMC Equity Income Fund (formerly, JNL/Vanguard Equity Income Fund)
Jackson National Asset Management, LLC (and Wellington Management Company )

Seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Fund invests under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund invests mainly in common stocks of mid-size and large companies whose stocks typically pay above-average levels of dividend income and are, in the opinion of Wellington Management Company LLP (“Sub-Adviser”), undervalued relative to similar stocks. The Sub-Adviser generally considers mid-size and large companies to be those companies that, at the time of initial purchase, have market capitalizations of $10 billion or higher.

JNL/WMC Global Real Estate Fund (formerly, JNL/Invesco Global Real Estate Fund)
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks long-term total return by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of real estate and real estate-related issuers and derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in real estate investment trusts (“REITs”), depositary receipts and equity securities (including common and preferred stock, and convertible stock) of domestic and foreign issuers. The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the United States.

JNL/WMC Government Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in, under normal circumstances, at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities). Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in government securities or repurchase agreements collateralized by government securities.

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $10 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund’s investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust carefully before investing. The summary prospectuses for the Funds are attached to this prospectus. The summary prospectuses for the Funds and the prospectus for the JNL Series Trust may also be obtained at no charge by calling 1-800-644-4565 ( Service Center), by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or by visiting www.jackson.com . Additional Funds and Investment Divisions may be available in the future.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are generally deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value. These charges (and certain other expenses) are as follows:

Core Contract Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Core Contract Charge. On an annual basis, this charge equals 0.35% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

This charge is reduced to 0.30% if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the charge will be reinstated to 0.35%.

This charge compensates us for our expenses associated with administration of the Contracts and the Separate Account, acquisition of business including marketing expenses, risks we assume in connection with the Contracts, and costs associated with providing Contract benefits.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses in addition to those covered by the Core Contract Charge. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions and the Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge from the Fixed Account Options if the Fixed Account Minimum Value has been reached. We will not deduct this charge if, the value of your Contract is $50,000 or more when the deduction is to be made.

Transfer Charge. We deduct $25 for each transfer in excess of 25 in a Contract Year. For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. The charge compensates us for the administrative cost associated with the transfers. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we will charge a lesser fee where required by state law.

Death Benefit Charge. There is no additional charge for the Contract’s basic death benefit. However, for an additional charge, you may select the Contract’s available optional death benefit in place of the basic death benefit. Please ask your agent whether there are variations on this benefit in your state or contact our Service Center. Our contact information is on the cover page of this prospectus.

Return of Premium Guaranteed Minimum Death Benefit Charge. If you select the Return of Premium Guaranteed Minimum Death Benefit, you will pay 0.25% of the Contract Value for this benefit annually (0.0625% each Contract Quarter), subject to a maximum annual charge of 0.50% (0.125% each Contract Quarter). We deduct the charge from your Contract Value. If the Fixed Account Contract Value is greater than the Fixed Account Minimum Value, the quarterly charge will be deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value until such time that the Fixed Account Contract Value has been reduced to the Fixed Account Minimum Value. If the Fixed Account Contract Value is equal to the Fixed Account Minimum Value, the charge will be deducted only from your allocations to the Investment Divisions. If no value remains in the Investment Divisions and the Fixed Account Contract Value is equal to the Fixed Account Minimum Value, the charge will not be assessed for that Contract Quarter. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

On each fifth Contract Anniversary, we reserve the right to increase the charge percentage by 0.05% annually (0.0125% each Contract Quarter), subject to the maximum annual charge noted above. If the GMDB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to opt out of the current charge increase and any future charge increases. Upon such election, no future Premium payments will be allowed. While electing to discontinue future Premium payments will prevent an increase in charge, you will be foregoing possible increases in your GMDB so carefully consider this decision should we notify you of a charge increase. Such election is final. All elections must be received by us in Good Order prior to the Contract Anniversary.

For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “Return of Premium Guaranteed Minimum Death Benefit” under “Optional Death Benefit”, beginning on page 46.

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the Core Contract Charge. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached summary prospectuses for the Funds. For more information, please see the “Total Annual Fund Operating Expenses” table beginning on page 5.

Premium Taxes. Some states and other governmental entities charge Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state Premium tax, if any, will vary from state to state).

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Insurance Company (“Jackson”), located at 1 Corporate Way, Lansing Michigan, is the issuer for this contract. Jackson National Life Distributors LLC (“JNLD”), located at 300 Innovation Drive, Franklin, Tennessee 37067, serves as the distributor of the Contracts. JNLD serves as distributor of other variable insurance products issued by Jackson and its subsidiaries. JNLD also sells variable annuities directly to accounts advised by fiduciaries i.e. professional trustees (trust companies) or banks and registered investment advisors.
JNLD is a wholly owned subsidiary of Jackson. JNLD is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various selling firms, broker-dealer firms and their affiliate insurance agencies (each a “Selling Firm,” collectively “Selling Firms”). Selling Firms do not include Registered Investment Advisors who are independent of broker-dealers or brokers. No Selling Firm or Registered Investment Advisor has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Selling Firms are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

No commissions are paid to Selling Firms that sell the Contracts. However, the Selling Firms or their representatives may charge you an investment advisory or similar fee under an agreement you have with them independent of Jackson or JNLD. The Selling Firms or their representatives determine the amount of the fee that will be charged and the amounts charged may vary based upon the practices of each Selling Firm. There may be tax and Contract implications, including adverse effects on Contract benefits, if you elect to have such fees withdrawn directly from the Contract. Selling Firms providing such advisory services are acting solely on your behalf. Neither Jackson nor JNLD offer advice on how to allocate your Contract Value and we are not responsible for any advice your investment adviser provides to you. Neither Jackson nor Distributor endorses any investment advisers nor makes any representations as to their qualifications.

Under certain circumstances, JNLD and/or Jackson may make payments to Selling Firms in connection with the sale of Jackson and Jackson of NY variable insurance products. These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Selling Firm and may not be offered to all Selling Firms. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Selling Firm. Such payments may influence Selling Firms and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation, FINRA rules of conduct, Securities and Exchange Commission rules, and Department of Labor (“DOL”) rules and regulations. While such compensation may be significant, it will not result in any additional direct charge by us to you.

Under these compensation structures, JNLD and/or Jackson may make marketing allowance payments and marketing support payments to the Selling Firms. Marketing allowance payments are payments that are designed as consideration for product placement and distribution, assets under management, and sales volume. Marketing allowance payments are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation to or on behalf of Selling Firms and their registered representatives and are intended to provide us with exposure to registered representatives so that we may build relationships or educate them about product features and benefits. Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client and prospecting events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); sponsorship payments for participation at conferences and meetings; and other support services, including payments to third party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to applicable laws and regulations including FINRA rules of conduct and DOL rules and regulations, we may also provide cash and/or non-cash compensation to Selling Firms and Registered Investment Advisors in the form of gifts, promotional items, occasional meals, and entertainment. Selling Firms may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract’s charges.

The alphabetical listing below details the 20 Selling Firms that received the largest amounts of marketing allowance payments and/or marketing support payments in 2020 from JNLD and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products. The total payments received by a Selling Firm is based on sales of all Jackson and Jackson of NY variable insurance products, thus a Selling Firm may appear on the list even if it is not receiving any payments with respect to sales of the Contracts. Payments to these firms ranged from approximately $515 thousand to approximately $17.6 million.

Cambridge Investment Research, Inc.
Commonwealth Financial Network
Hantz Financial Services, Inc.
Kestra Investment Services, LLC
Lincoln Financial Advisors Corporation
LPL Financial LLC
MML Investors Services, LLC
Morgan Stanley
Park Avenue Securities LLC
Pruco Securities, LLC
Raymond James & Associates, Inc.
Royal Alliance Associates, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Stifel, Nicolaus & Company, Incorporated
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Clearing Services, LLC
Woodbury Financial Services, Inc.

Please see Appendix B for a complete list of Selling Firms that received amounts of marketing allowance payments and/or marketing support payments in 2020 from JNLD and/or Jackson in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

Compensation is also paid to employees of JNLD and/or Jackson who are responsible for providing services to Selling Firms. These employees are generally referred to as “wholesalers” and may meet with Selling Firms and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or add-on benefits (if any) sold by the Selling Firms that the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals. Compensation is also paid to employees of JNLD who are responsible for making recommendations to persons who are also customers fiduciaries i.e. professional trustees (trust companies) or banks and Registered Investment Advisors. These employees are generally referred to as “annuity support associates”. The compensation paid to annuity support associates is not based on commissions. We compensate our annuity support associates with a base salary and an annual discretionary bonus. The amount of the annual bonus is based on a percentage of the associate’s salary, varies by the associate’s title, and is tied to how well the associate performs his or her job.

JNLD also has relationships with the sub-advisers to the various underlying Funds and their affiliates. JNLD receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings hosted by JNLD in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser’s participation. Our affiliated Selling Firms may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

All of the compensation described here, and other compensation or benefits provided by JNLD and/or Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Selling Firm and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Selling Firm and registered representative. You may ask your registered representative about any variations and how he or she and his or her Selling Firm are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•$200,000 under most circumstances

Minimum Additional Premiums:

•$500 for a qualified or non-qualified plan

•$50 for an automatic payment plan

•You can pay additional Premiums at any time during the accumulation phase unless a specific optional benefit or feature provides limitations.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts. We reserve the right to limit the number of Contracts that you may purchase. We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis. Any of these actions by us would limit your ability to invest in the Contract and increase your values and benefits. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account.

Tax-qualified Contracts are subject to Internal Revenue Code limitations on contributions which may limit the amount of your Premium payments.

Maximum Premiums:

•The maximum aggregate Premiums you may make without our prior approval is $2.5 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the optional death benefit. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

You may not allocate your Contract Values among more than 99 Investment Divisions and Fixed Account Options at any one time.

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money. Subsequent Premiums are allocated on the Business Day that the Premium is received. Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program. If you select our Capital Protection Program at issue, we will allocate enough of your Premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s). If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your financial professional with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a Premium payment of $10,000 when the interest rate for the seven-year period was 3% per year. We would allocate $8,131 to that period because $8,131 would increase at that interest rate to $10,000 after seven years, assuming no withdrawals are taken. The remaining $1,869 of the payment would be allocated to the Investment Division(s) you selected.

Shorter specified periods require allocation of substantially all your Premium to achieve the intended result. In any case, the results will depend on the interest rate declared for the specified period. Please note, the interest rate used in the above example is for illustrative purposes only and is not intended to reflect the current interest rate for the specified period of this duration.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•determining the total amount of assets held in the particular Investment Division;

•subtracting any asset-based charges and taxes chargeable under the Contract; and

•dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day based on the performance of the Funds, expenses, and deduction of Contract charges. The Contract has a different Accumulation Unit value depending on whether you are paying a full or reduced Core Contract Charge.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges. If your Premium payment is received after the close of the New York Stock Exchange, the number of Accumulation Units credited will be determined at the end of the next Business Day.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Premium payment and all required information in Good Order will be used for initial pricing of your Contract values.  However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Premium payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency.  Please check with your financial professional to determine if his/her broker-dealer has an agreement with the Company that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.

You can make 25 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Market Value Adjustment.

Potential Limits and Conditions on Fixed Account Transfers. There may be periods when we do not offer any Fixed Account. We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account as permitted by applicable law.

We also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option. Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1. During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:
•Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions: 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;
•Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract year:
◦1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or
◦1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or
•Maximum transfers during any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer in the second year as mentioned above: all of your remaining Contract Value in the one-year Fixed Account Option.

2. We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3. We could restrict or prohibit your transfers into or allocations of any additional Premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4. We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional Premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries. The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option. If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any Premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you. Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any Premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or Premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 25 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed. In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO. In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions. Accordingly, you should consider whether you are willing to be subject to those limitations before you allocate any Premiums or transfers to the one-year Fixed Account Option.

We also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 25 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•limiting the number of transfers over a period of time;

•requiring a minimum time period between each transfer;

•limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your financial professional in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet if you elect to have this privilege. Any authorization you (and any joint Owner) provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you, a joint Owner, or your financial professional unless you notify us to the contrary. To notify us, please call us at the Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement. We reserve the right to discontinue this privilege or implement additional limitations.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day’s Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner’s death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor’s/representative’s behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•by making either a partial or full withdrawal,

•by electing the Systematic Withdrawal Program, or

•by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a full withdrawal you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, and charges due under any optional endorsement, adjusted for any applicable Market Value Adjustment. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Premium payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account Options based on the proportion their respective values bear to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount of at least $50 per withdrawal. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. In addition, any withdrawal request that would reduce the remaining Contract Value to less than $2,000 will be treated as a request for a complete withdrawal.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 48.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount of at least $50 per withdrawal. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a Market Value Adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

•the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020) (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020) or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. If you do not choose how to receive your income payments, your income payments will be based on the variable and fixed options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump-sum payment. If you have less than $2,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $20 and state law permits, we may set the frequency of payments so that the first payment would be at least $20.

Fixed Income Payments. If you choose to receive fixed payments, the amount of each income payment will be determined by applying the portion of your Contract Value allocated to fixed payments, less any applicable Premium taxes and charges, to the rates in the annuity tables contained in the Contract applicable to the income option chosen. If the current annuity rates provided by us on contracts of this type would be more favorable to you, the current rates will be used.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•the amount of any applicable Premium taxes, and any Market Value Adjustment deducted from your Contract Value on the Income Date;

•which income option you select; and

•the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 1% and, if you select an income option with a life contingency, the age and sex of the Annuitant. State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states. Each income option is available as fixed payments or variable payments.

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death. Thus, it is possible for you to receive only one payment if you died prior to the date the second payment was due. If you die after the Income Date but before the first monthly payment, the amount allocated to the income option will be paid to your Beneficiary.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor. If you and the person who is the joint life both die after the Income Date but before the first monthly payment, the amount allocated to the income option will be paid to your Beneficiary.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant’s life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be equal to the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be equal to the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a basic death benefit which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of the optional death benefit in your state, please see the application, check with the financial professional helping you to purchase the Contract or contact us at our Service Center. Our contact information is on the first page of this prospectus. The optional death benefit is only available at the time you apply for a Contract. In addition, once the optional death benefit is chosen, it cannot be canceled.

No death benefit will be paid in the event the Contract Value falls to zero.

The death benefit is due following our receipt of all required documentation in Good Order. Required documentation includes proof of death, a claim form, and any other documentation we reasonably require. If we have received proof of death and any other required documentation, we will calculate the share of the death benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive from that Beneficiary a claim form with a payment option elected. If we have not received proof of death or any other required documentation, we will calculate the share of the death benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive any remaining required documentation. As a result, market fluctuation may cause the calculation of a Beneficiary’s death benefit share to differ from the calculation of another Beneficiary’s death benefit share. We will pay interest on a Beneficiary’s death benefit share as required by law.

We will pay the Contract’s basic death benefit unless you have elected the optional death benefit endorsement. If the Contract includes a guaranteed minimum death benefit, we will, according to the Contract’s current allocation instructions on file, deposit into the Contract’s Investment Divisions and Fixed Account the amount by which the guaranteed minimum death benefit exceeds the Contract’s account value established at the close of business on the date we receive all documentation in Good Order from the first Beneficiary to submit a claim form.

Basic Death Benefit. The basic death benefit is payable during the accumulation phase. The basic death benefit equals your Contract Value on the date we receive all required documentation from your Beneficiary.

If the Owner dies during the accumulation phase, the person you have chosen as Beneficiary will receive a basic death benefit. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Owner. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

Optional Death Benefit. An optional death benefit is available which is designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for this optional death benefit, and because you cannot change your selection, please be sure that you have read about and understand the Contract’s basic death benefit before selecting an optional death benefit. The optional death benefit is available if you are 85 years of age or younger on the Contract’s Issue Date. The older you are at the time of selection, the less advantageous it would be for you to select the optional death benefit. The optional death benefit is subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

Depending on when and in what state you applied for the Contract: the availability of the optional death benefit may have been different; how an optional death benefit is calculated varies; and we may have referred to an optional death benefit by a different name – all as noted below.

For purposes of the optional death benefit, “Net Premiums” are defined as your Premium payments net of Premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%.

Following are the calculations for the optional death benefit.

Return of Premium Guaranteed Minimum Death Benefit (“Return of Premium GMDB”), changes your basic death benefit during the accumulation phase of your Contract to the greater of:

(a)your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable adjustments for such withdrawals) in proportion to the reduction in the Contract Value at the time of the withdrawal.

The Return of Premium GMDB Benefit Base will be determined at the end of any Business Day, and is equal to all Premiums (net of any applicable Premium tax) paid into the Contract, reduced by any withdrawals (including any applicable adjustments for such withdrawals). All adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn reduce the death benefit in the same proportion that the Contract Value was reduced on the date of the withdrawal. Withdrawals may prematurely reduce the value of this Return of Premium Death Benefit.

On each fifth Contract Anniversary, the GMDB charge may be increased. If you elect to opt out of the current charge increase and any future charge increases at the time an increase is announced, Premium payments subsequent to such election will not be allowed. For more information, please see “Death Benefit Charge”.

Please note that if you elect this endorsement, ownership changes are allowed, but Covered Lives cannot be changed. Under this GMDB, the original Owner and any joint Owner are the Covered Lives. If the Owner is a non-natural person, the Annuitant (and any joint Annuitant) named at election of the GMDB is a Covered Life.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Latest Income Date, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the Latest Income Date, then the death benefit amount is equal to:

(a)the GMDB Benefit Base on the Latest Income Date; less

(b)the Contract Value on the Latest Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of any Covered Life’s death is received by the Company in Good Order. If the Covered Life is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Payout Options. The basic death benefit and the optional death benefit can be paid under one of the following payout options:

•single lump-sum payment; or

•payment of entire death benefit within 5 years of the date of death; or

•payment of the entire death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner’s death, however, must be paid within five years of the date of the Owner’s death; or

•the Beneficiary may elect to receive distribution of the entire death benefit in a series of systematic withdrawals, beginning within one year of the date of death, over a period not extending beyond the Beneficiary’s life expectancy. The distributions must satisfy the minimum distribution requirements resulting from the death of the Owner as defined by the Internal Revenue Code and the implementing regulations. Upon the Beneficiary’s death, under a tax-qualified Contract, the designated beneficiary may elect to continue such distributions or take a lump-sum distribution of the Contract Value. Under a non-qualified Contract, the designated beneficiary will receive a lump-sum distribution of the Contract Value.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

If the Beneficiary elects to receive the death benefit as an income option, the Beneficiary must make that payout option election within 60 days of the date we receive proof of death and payments of the death benefit must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. If no payout option is selected, the entire death benefit will be paid within 5 years of the Owner’s date of death. The death benefit will remain invested in the Investment Divisions in accordance with the allocation instructions given by the Owner until a payout option is selected, or new instructions are received from the Beneficiary after the claim is processed. For more information, please see “Spousal Continuation Option” below.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Spousal Continuation Option, no death benefit will be paid at that time. Instead, except as described below, we will contribute to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate the continuation adjustment amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary’s written request to continue the Contract (the “Continuation Date”). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Spousal Continuation Option, the new Contract Value will be considered the initial Premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

Any optional Guaranteed Minimum Death Benefit will terminate upon the death of the Owner.

The Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-selected Death Benefit Option the Contract cannot be continued under the Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a trust), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Stretch Contracts. The beneficiary of death benefit proceeds from another company’s non-qualified annuity contract or the eligible designated beneficiary (as defined by the Internal Revenue Code and implementing regulations) of death benefit proceeds from another company’s non-qualified annuity contract or plan, may use the death benefit proceeds to purchase a Contract (“Stretch Contract”) from us. The beneficiary of the prior contract or plan (“Beneficial Owner”) must begin taking distributions, or must have begun taking distributions under the prior contract or plan, within one year of the decedent’s death. The distributions must be taken over a period not to exceed the life expectancy of the Beneficial Owner, and the distributions must satisfy the minimum distribution requirements resulting from the decedent’s death as defined by the Internal Revenue Code and implementing regulations. (See “Non-Qualified Contracts – Required Distributions” on page 50.) Upon the Beneficial Owner’s death, under a IRA or other qualified Stretch Contract, the designated beneficiary must distribute the Contract Value on or before the end of the 10th year after the Beneficial Owner’s death. Upon the Beneficial Owner’s death, under a non-qualified Stretch Contract, the Stretch Contract terminates, and the designated beneficiary will receive a lump-sum distribution of the Contract Value. Withdrawals in excess of the minimum distribution requirements may be taken at any time. Non-qualified Stretch Contracts may not be available in all states.

The rights of Beneficial Owners are limited to those applicable to the distribution of the death benefit proceeds. Optional benefits are not available.

Special requirements apply to non-qualified Stretch Contracts. All Premium payments must be received in the form of a full or partial 1035 exchange of the death benefit proceeds from a non-qualified annuity contract and other forms of Premium payments are not permitted. Joint ownership is not permitted. The Beneficial Owner may not annuitize the Stretch Contract. The Stretch Contract terminates upon the Beneficial Owner’s death, and we will pay the Contract Value to the Beneficial Owner’s beneficiary(ies) in a lump-sum distribution. Please read the Contract and accompanying endorsement carefully for more information about these and other requirements.

TAXES

The following is only general information and is not intended as tax advice to any individual. Jackson does not make any guarantee regarding the tax status of any contract or any transaction involving the contracts. It should be understood that the following discussion is not exhaustive and that other special rules may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws or to compare the tax treatment of the contracts to the tax treatment of any other investment. You are responsible for determining whether your purchase of a contract, withdrawals, income payments, and any other transactions under your contract satisfy applicable tax law. Additional tax information is included in the

Statement of Additional Information (“SAI”). You should consult your own tax advisor as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own advisor regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of Premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

•paid on or after the date you reach age 59 1/2;

•paid to your Beneficiary after you die;

•paid if you become totally disabled (as that term is defined in the Code);

•paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•paid under an immediate annuity; or

•which come from Premiums made prior to August 14, 1982.

As of 2013, the taxable portion of distributions from a non-qualified annuity Contract are considered investment income for purposes of the Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisors for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner’s death.

The requirements of (b) above can be considered satisfied if any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. The Owner’s “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner’s “designated beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts - 1035 Exchanges. Under Section 1035 of the Code, you can purchase a variable annuity contract through a tax-free exchange of another annuity contract, or a life insurance or endowment contract. For the exchange to be tax-free under Section 1035, the owner and annuitant must be the same under the original annuity contract and the Contract issued to you in the exchange. If the original contract is a life insurance contract or endowment contract, the owner and the insured on the original contract must be the same as the owner and annuitant on the Contract issued to you in the exchange. Under certain circumstances, partial withdrawals may be treated as a tax-free “partial 1035 exchange” (please see the SAI for more information).

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to Premium payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

•reaches age 59 1/2;

•leaves his/her job;

•dies;

•becomes disabled (as that term is defined in the Code); or

•experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual’s death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.
Constructive Withdrawals – Investment Adviser Fees. Pursuant to guidance provided by the Internal Revenue Service in a series of Private Letter Rulings, we only permit the deduction of investment adviser fees from a contract in the following circumstances:

• The contract is an advisory fee product

• A written contract exists between the registered investment adviser and the contract owner;

• The contract owner has no liability for the fees;

• The fees are paid solely from the annuity contract to the registered investment adviser;

• No optional benefit endorsements have been added to the contract.

When these requirements are met, we will not treat such a deduction of fees as a taxable distribution. In order to prevent negative tax consequences, these deductions are only permitted if the above requirements are met. Any withdrawals taken by a contract owner in scenarios that do not conform to the above requirements will be treated as any other partial withdrawal from the contract, and may be subject to federal and state income taxes and a 10% federal penalty tax.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax advisor prior to making any assignment of your Contract.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate Premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed in connection with Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. The Code requires the Qualified Contract to be nontransferable.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an adviser in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract currently offers 119 Investment Divisions and at least one Fixed Account Option, and, if more than 99 options are offered, a Contract Owner’s Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 25 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee’s beneficiary, or (c) for a specified period of ten years or more;

(b)a required minimum distribution; or

(c)a hardship withdrawal.

Definition of Spouse. The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Tax Law Changes . Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

CARES Act Relief in 2020. On March 27, 2020 Congress passed the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). Among other provision, the CARES Act includes temporary relief from certain tax rules applicable to qualified contracts.

Required Minimum Distributions . The CARES Act allows participants and beneficiaries in certain qualified plans and IRAs to suspend taking required minimum distributions in 2020, including any initial required minimum distributions for 2019 that would have been due by April 1, 2020. Additionally, the year 2020 will not be counted in measuring the five year post-death distribution period requirement. Any distributions made in 2020 that, but for the CARES Act, would have been a required minimum distribution will instead be eligible for rollover and will not be subject to the 20% mandatory withholding.

Retirement Plan Distribution Relief. Under the CARES Act, an “eligible participant” can withdraw up to a total of $100,000 from IRAs and certain qualified plans that adopt this provision, without being subject to the 10% additional tax on early distributions. The Federal income tax on these distributions can be spread ratably over three years and the distributions may be re-contributed during the three-year period following the distribution. For these purposes, eligible participants are participants who:

• have been diagnosed with COVID-19,
• have spouses or dependents diagnosed with COVID-19, or
• have experienced adverse financial consequences stemming from COVID-19 as a result of
◦ being quarantined, furloughed or laid off,
◦ having reduced work hours,
◦ being unable to work due to lack of child care,
◦ the closing or reduction of hours of a business owned or operated by the participant, or
◦ other factors determined by the Treasury Department.

JACKSON TAXATION

We reserve the right to deduct from the Contract Value any taxes attributed to the Contract and paid by us to any government entity (including, but not limited to, Premium Taxes, Federal, state and local withholding of income, estate, inheritance, other taxes required by law and any new or increased state income taxes that may be enacted into law). Premium taxes generally range from 0.5% to 3.5%, which are applicable only in certain jurisdictions. We will determine when taxes relate to the Contract.

We may pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. We will withhold taxes required by law from any amounts payable from this Contract.

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. You can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options (if currently available) (each a “Designated Option”) from the one-year Fixed Account Option or any of the Investment Divisions (each a “Source Option”). If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new Premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

To the extent that Fixed Account Options are not available or are otherwise restricted from being a Dollar Cost Averaging Source Option or Designated Option, Dollar Cost Averaging will be exclusively from or to the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a less volatile unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

There is no charge for Dollar Cost Averaging. You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your financial professional with respect to the current availability of Dollar Cost Averaging. Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account Option is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. A Contract Value of $15,000 is required to participate. From time to time, we will offer special enhanced interest rates on the DCA+ Fixed Account Option. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

Transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option. If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+. You may cancel your DCA+ program using whatever methods you use to change your allocation instructions. You should consult your financial professional with respect to the current availability of the Fixed Account Options and the availability of DCA+. Certain restrictions may apply.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the Money Market Investment Division). Earnings Sweep may only be added within 30 days of the issue date of your Contract.

There is no charge for Earnings Sweep. You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your financial professional with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any Premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify. In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

There is no charge for Rebalancing. You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions. You should consult with your financial professional with respect to the current availability of Rebalancing. Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

•Premiums paid to the Fixed Account, plus

•the Separate Account Contract Value, plus

•any fees (other than asset-based fees) and expenses deducted from the Premiums.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract (subject to state variations). We will return Premium payments where required by law. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Premium payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•Standardized average annual total return is calculated in accordance with SEC guidelines.

•Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the Core Contract Charge and may reflect the deduction of the annual contract maintenance, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of charges for optional features would reduce the percentage increase or make greater any percentage decrease.
Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings. Jackson and its subsidiaries are defendants in class actions and a number of other civil proceedings arising in the ordinary course of business and otherwise. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL ® ,” “Jackson National ® ,” “Jackson ® ,” “Jackson of NY ® ” and “Jackson National Life Insurance Company of New York ® ” are trademarks of Jackson National Life Insurance Company ® .

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ,” and “STANDARD & POOR’S 500 ® ” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “The Dow ® ” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”).

Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, and JNL/Mellon Dow SM Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not :
• Sponsor, endorse, sell or promote the Products.
• Recommend that any person invest in the Products.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.
• Have any responsibility or liability for the administration, management or marketing of the Products.
• Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
•Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
•The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
•The accuracy or completeness of the Indexes and its data;
•The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
•Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR ® is a registered trademark of Standard & Poor’s Financial Services LLC.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 ® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ ® , and Nasdaq-100 ® Index TM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 ® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 ® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NASDAQ ® , and Nasdaq-100 ® Index TM , are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company . The JNL/Mellon Nasdaq ® 100 Index Fund has not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Nasdaq ® 100 Index Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON NASDAQ ® 100 INDEX FUND.

THE JNL/MELLON MSCI KLD 400 SOCIAL INDEX FUND (“JNL FUND”) IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR

USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUND OR THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUND, OWNERS OF THE JNL FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD

Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

iShares ® and BlackRock ® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license. BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

Morningstar ® and the Morningstar Indices (as defined below) are service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC ("JNAM").

Fund (collectively, the “JNL Funds”)	Index (collectively, the “Morningstar Indices”)
JNL/Mellon International Index Fund	Morningstar® Developed Markets ex-North America eTarget Market Exposure Index℠
JNL/Mellon Emerging Markets Index Fund	Morningstar® Emerging Markets Target Market Exposure Index℠
JNL/Mellon World Index Fund	Morningstar® Developed Markets America Target Market Exposure Index℠
JNL/Mellon U.S. Stock Market Index Fund	Morningstar® US Market Index℠
JNL/Mellon Communication Services Sector Fund	Morningstar® US Communication Services Index℠
JNL/Mellon Consumer Discretionary Sector Fund	Morningstar® US Consumer Cyclical Sector Index℠
JNL/Mellon Consumer Staples Sector Fund	Morningstar® US Consumer Defensive Sector Index℠
JNL/Mellon Energy Sector Fund	Morningstar® US Energy Sector Index℠
JNL/Mellon Financial Sector Fund	Morningstar® US Financial Services Sector Index℠
JNL/Mellon Healthcare Sector Fund	Morningstar® US Healthcare Sector Index℠
JNL/Mellon Industrials Sector Fund	Morningstar® US Industrials Sector Index℠
JNL/Mellon Information Technology Sector Fund	Morningstar® US Technology Sector Index℠
JNL/Mellon Materials Sector Fund	Morningstar® US Basic Materials Sector Index℠
JNL/Mellon Real Estate Sector Fund	Morningstar® US Real Estate Sector Index℠
JNL/Mellon Utilities Sector Fund	Morningstar® US Utilities Sector Index℠
JNL/Morningstar Wide Moat Index Fund	Morningstar® Wide Moat FocusSM Index

The JNL Funds are not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds in particular or the ability of the Morningstar Indices to track general stock market performance. Morningstar's only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Morningstar Indices which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL Funds. Morningstar has no obligation to take the needs of JNAM or the owners of JNL Funds into consideration in determining, composing or calculating the Morningstar Indices. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL Funds or the timing of the issuance or sale of the JNL Funds or in the determination or calculation of the equation by which the JNL Funds are converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL Funds.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission.

The JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund (the "JNL/RAFI Funds") are not sponsored, offered, or sold in any manner by RAFI Indices, LLC or any of its affiliates, licensors or contractors (the "RAFI Parties") nor do any of the RAFI Parties offer to any person purchasing a product that uses or incorporates a product based on an Index any express or implicit guarantee, warranty or assurance either with regard to the results of using the RAFI Multi-Factor ® US Index and RAFI Fundamental US Small Index (each an "Index") or the Index Price at any time or in any other respect. Each Index is calculated and published by the RAFI Parties. The RAFI Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. None of the RAFI Parties shall be liable to any person purchasing a product that uses or incorporates a product based on the Index for any error, omission, inaccuracy, incompleteness, delay, or interruption in the Index or any data related thereto or have any obligation to point out errors in the Index to any person. Neither publication of each Index by the RAFI Parties nor the licensing of the Index or Index trademark for the purpose of use in connection with the JNL/RAFI Funds constitutes a recommendation by any of the RAFI Parties to invest in nor does it in any way represent an assurance, endorsement or opinion of any of the RAFI Parties with regard to any investment in the JNL/RAFI Funds. The trade names Fundamental Index ® and RAFI ® are registered trademarks of Research Affiliates, LLC in the US and other countries.
•

APPENDIX B

SELLING FIRM SUPPORT

Below is a complete list of Selling Firms that received marketing and distribution and/or administrative support in 2020 from the Distributor and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products.

Allegheny Investments, Ltd.
Allen, Mooney & Barnes Brokerage Services, LLC
American Capital Partners, LLC
American Equity Investment Corporation
American Funds & Trusts Incorporated
American Funds Distributors, Inc.
American Portfolios Financial Services, Inc.
Ameriprise Financial Services, LLC
Ameritas Investment Company, LLC
APW Capital, Inc.
AQR Investments, LLC
Arete Wealth Management, LLC
Aria Capital Advisors, LLC
Arlington Securities, Inc.
Arque Capital, Ltd.
Associated Investment Services, Inc.
Ausdal Financial Partners, Inc.
Avantax Investment Services, Inc.
B.B. Graham & Company, Inc.
BancWest Investment Services, Inc.
Bankers Life Securities, Inc.
BB&T Securities, LLC
BBVA Securities Inc.
BCG Securities, Inc.
Beaconsfield Financial Services, Inc.
Benjamin F. Edwards & Company, Inc.
Berthel, Fisher & Company Financial Services, Inc.
BlackRock Investments, LLC
BMO Harris Financial Advisors, Inc.
Broadstone Securities
Brokers International Financial Services, LLC.
Brooklight Place Securities, Inc.
Cadaret, Grant & Co., Inc.
Calton & Associates, Inc.
Cambridge Investment Research, Inc.
Cantella & Co., Inc.
Capital Investment Group, Inc.
Centaurus Financial, Inc.
Center Street Securities, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investments, Inc.
Chelsea Financial Services
CIG Securities
Citigroup Global Markets Inc.
Client One Securities LLC
Coastal Equities, Inc.
Comerica Securities
Commonwealth Financial Network
Concorde Investment Services, LLC
Coordinated Capital Securities, Inc.
CoreCap Investments, LLC
Corinthian Partners, L.L.C.
Country Capital Management Company
Courtlandt Securities Corporation
Crown Capital Securities, L.P.
CUNA Brokerage Services, Inc.
CUSO Financial Services, L.P.
Cutter & Company, Inc.
CW Securities, LLC
D.A. Davidson & Co.
Davenport & Company LLC
Dempsey Lord Smith, LLC
DFA Securities LLC
DFPG Investments, LLC
Dorsey & Company, Inc.
Edward Jones
Emerson Equity LLC
Equitable Advisors, LLC
Equity Services, Inc.
Fidelity Distributors Company LLC
Fifth Third Securities, Inc.
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Financial Equity Corporation
First Heartland Capital, Inc.
First Horizon Advisors, Inc.
Fortune Financial Services, Inc.
Founders Financial Securities LLC
Franklin/Templeton Distributors, Inc.
FSC Securities Corporation
G.A. Repple & Company
G.W. Sherwold Associates, Inc
Geneos Wealth Management, Inc.
GLP Investment Services, LLC
Goldman Sachs & Co. LLC
Gradient Securities, LLC
GWN Securities Inc.
H. Beck, Inc.
Hancock Whitney Investment Services Inc.
Hantz Financial Services, Inc.
Harbor Financial Services, LLC
Harbour Investments, Inc.
Hefren-Tillotson, Inc.
Heitman Securities LLC
Hightower Securities, LLC
Hilltop Securities Inc.
Hornor, Townsend & Kent, LLC
Huntleigh Securities Corporation
IBN Financial Services, Inc.
IFP Securities, LLC
Independence Capital Co., Inc.
Independent Financial Group, LLC
Infinex Investments, Inc.
Infinity Financial Services
Innovation Partners LLC
Institutional Securities Corporation
Intercarolina Financial Services, Inc.
Intercontinental Asset Management Group, Ltd.
International Assets Advisory, LLC
Invesco Distributors, Inc.
Investacorp, Inc.
Investment Planners, Inc.
J. Alden Associates, Inc.
J.P. Morgan Securities LLC
J.W. Cole Financial, Inc.
Janney Montgomery Scott LLC
Kalos Capital, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
KMS Financial Services, Inc.
Kovack Securities Inc.
Labrunerie Financial Services, Inc.
Ladenburg Thalmann & Co. Inc.
Landolt Securities, Inc.
Lasalle St Securities, L.L.C.
Lazard Asset Management Securities LLC
Legg Mason Investor Services, LLC
Leigh Baldwin & Co., LLC
LifeMark Securities Corp.
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment
Lion Street Financial, LLC
Lombard Securities Incorporated
Lord Abbett Distributor LLC
LPL Financial LLC
M Holdings Securities, Inc.
M&T Securities, Inc.
Madison Avenue Securities, LLC
Mercer Allied Company, L.P.
B-1

Merrill Lynch, Pierce, Fenner & Smith Incorporated
MFS Fund Distributors, Inc.
Mid Atlantic Capital Corporation
Mid-Atlantic Securities, Inc.
MML Investors Services, LLC
Moloney Securities Co., Inc.
Momentum Independent Network Inc.
Money Concepts Capital Corp
Moors & Cabot, Inc.
Morgan Stanley
Mutual of Omaha Investor Services, Inc.
Mutual Securities, Inc.
MWA Financial Services Inc.
National Securities Corporation
Nations Financial Group, Inc.
Nationwide Planning Associates Inc.
Natixis Distribution, L.P.
Navy Federal Brokerage Services, LLC
Neuberger Berman BD LLC
Newbridge Securities Corporation
Next Financial Group, Inc.
NPB Financial Group, LLC
Oak Tree Securities, Inc.
OFG Financial Services, Inc.
OneAmerica Securities, Inc.
Oppenheimer & Co. Inc.
Packerland Brokerage Services, Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
Parsonex Securities, Inc.
Peak Brokerage Services, LLC
PIMCO Investments LLC
PlanMember Securities Corporation
PNC Investments
Portsmouth Financial Services
Principal Securities, Inc.
Private Client Services, LLC
ProEquities, Inc.
Prospera Financial Services, Inc.
Pruco Securities, LLC.
Purshe Kaplan Sterling Investments
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Regulus Financial Group, LLC
Rhodes Securities, Inc.
RNR Securities, L.L.C.
Robert W. Baird & Co. Incorporated
Rockefeller Financial LLC
Royal Alliance Associates, Inc.
S.G. Long & Company
SA Stone Wealth Management Inc.
Sagepoint Financial, Inc.
Santander Securities LLC
SCF Securities, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Securities Management & Research, Inc.
Securities Service Network, LLC
Sigma Financial Corporation
Silver Oak Securities, Incorporated
Snowden Account Services LLC
Sorrento Pacific Financial, LLC
Southeast Investments, N.C., Inc.
Spire Securities, LLC
St. Bernard Financial Services, Inc.
State Farm VP Management Corp.
Stifel, Nicolaus & Company, Incorporated
Sunbelt Securities, Inc.
Supreme Alliance LLC
Syndicated Capital, Inc.
T. Rowe Price Investment Services, Inc.
Tandem Securities, Inc.
TD Ameritrade, Inc.
TFS Securities, Inc.
The Fig Group, LLC
The Huntington Investment Company
The Investment Center, Inc.
The Leaders Group, Inc.
The O.N. Equity Sales Company
The Strategic Financial Alliance, Inc.
The Windmill Group, Inc.
Thurston Springer Financial
Transamerica Financial Advisors, Inc
Transitional Broker
Triad Advisors LLC
Trinity Wealth Securities, L.L.C.
Truist Investment Services, Inc.
Trustmont Financial Group, Inc.
U.S. Bancorp Investments, Inc.
UBS Asset Management (US) Inc.
UBS Financial Services Inc.
UnionBanc Investment Services, LLC
United Planners' Financial Services of America a Limited Partner
USA Financial Securities Corporation
ValMark Securities, Inc.
Vanderbilt Securities, LLC
Veritas Independent Partners, LLC
Voya Financial Advisors, Inc.
Waddell & Reed
Wedbush Securities Inc.
Wells Fargo Clearing Services, LLC
Wescom Financial Services
Western Equity Group, Inc.
Western International Securities, Inc.
Westminster Investment Group, Inc.
Wintrust Investments LLC
Woodbury Financial Services, Inc.
Woodmen Financial Services, Inc.
World Equity Group, Inc.
WWK Investments, Inc.
B-2

APPENDIX C

ACCUMULATION UNIT VALUES

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated for a base Contract (with Administration Charge waiver and no optional benefits) and for a Contract with the most expensive combination of charges and optional benefits. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

Contact the Service Center (contact information is on the cover page of the prospectus) to ask about the more timely Accumulation Unit values that are available for each Investment Division.

Effective April 27, 2020, the following Acquired Funds merged into the respective Acquiring Funds. Accumulation Unit value information for these merged funds includes historical information for periods before the mergers were effective. The funds included are:

Acquired Fund	Acquiring Fund
JNL/Mellon S&P 1500 Growth Index Fund (JNL Series Trust)	JNL/Mellon Nasdaq® 100 Index Fund (JNL Variable Fund LLC)
JNL/Mellon S&P 1500 Value Index Fund (JNL Series Trust)	JNL/Mellon DowSM Index Fund (JNL Variable Fund LLC)
JNL/Mellon DowSM Index Fund (JNL Variable Fund LLC)	JNL/Mellon DowSM Index Fund (JNL Series Trust)
JNL/Mellon MSCI World Index Fund (JNL Variable Fund LLC)	JNL/Mellon MSCI World Index Fund (JNL Series Trust)
JNL/Mellon Nasdaq® 100 Index Fund (JNL Variable Fund LLC)	JNL/Mellon Nasdaq® 100 Index Fund (JNL Series Trust)
JNL/Mellon Communication Services Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Communication Services Sector Fund (JNL Series Trust)
JNL/Mellon Consumer Discretionary Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Consumer Discretionary Sector Fund (JNL Series Trust)
JNL/Mellon Financial Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Financial Sector Fund (JNL Series Trust)
JNL/Mellon Healthcare Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Healthcare Sector Fund (JNL Series Trust)
JNL/Mellon Energy Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Energy Sector Fund (JNL Series Trust)
JNL/Mellon Information Technology Sector Fund (JNL Variable Fund LLC)	JNL/Mellon Information Technology Sector Fund (JNL Series Trust)
JNL Conservative Allocation Fund (Jackson Variable Series Trust)	JNL Conservative Allocation Fund (JNL Series Trust)
JNL Moderate Allocation Fund (Jackson Variable Series Trust)	JNL Moderate Allocation Fund (JNL Series Trust)
JNL iShares Tactical Moderate Fund (Jackson Variable Series Trust)	JNL iShares Tactical Moderate Fund (JNL Series Trust)
JNL iShares Tactical Moderate Growth Fund (Jackson Variable Series Trust)	JNL iShares Tactical Moderate Growth Fund (JNL Series Trust)
JNL iShares Tactical Growth Fund (Jackson Variable Series Trust)	JNL iShares Tactical Growth Fund (JNL Series Trust)
JNL/American Funds Global Growth Fund (Jackson Variable Series Trust)	JNL/American Funds Global Growth Fund (JNL Series Trust)
JNL/American Funds Growth Fund (Jackson Variable Series Trust)	JNL/American Funds Growth Fund (JNL Series Trust)
JNL/DFA U.S. Small Cap Fund (Jackson Variable Series Trust)	JNL/DFA U.S. Small Cap Fund (JNL Series Trust)
JNL/DoubleLine® Total Return Fund (Jackson Variable Series Trust)	JNL/DoubleLine® Total Return Fund (JNL Series Trust)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (Jackson Variable Series Trust)	JNL/Franklin Templeton Global Multisector Bond Fund (JNL Series Trust)
JNL/FAMCO Flex Core Covered Call Fund (Jackson Variable Series Trust)	JNL/JPMorgan Hedged Equity Fund (JNL Series Trust)
JNL/Lazard International Strategic Equity Fund (Jackson Variable Series Trust)	JNL/Lazard International Strategic Equity Fund (JNL Series Trust)
JNL/Mellon Equity Income Fund (Jackson Variable Series Trust)	JNL/Mellon Equity Income Fund (JNL Series Trust)

Acquired Fund	Acquiring Fund
JNL/Neuberger Berman Currency Fund (Jackson Variable Series Trust)	JNL/PIMCO Income Fund (JNL Series Trust)
JNL/PIMCO Investment Grade Credit Bond Fund (Jackson Variable Series Trust)	JNL/PIMCO Investment Grade Credit Bond Fund (JNL Series Trust)
JNL/T. Rowe Price Capital Appreciation Fund (Jackson Variable Series Trust)	JNL/T. Rowe Price Capital Appreciation Fund (JNL Series Trust)
JNL/The London Company Focused U.S. Equity Fund (Jackson Variable Series Trust)	JNL/Morningstar Wide Moat Index Fund (JNL Series Trust)
JNL/WCM Focused International Equity Fund (Jackson Variable Series Trust)	JNL/WCM Focused International Equity Fund (JNL Series Trust)

Set forth below are fund changes and additions since the Prospectus dated April 27, 2020, for your information in reviewing Accumulation Unit information.

The following fund mergers are effective April 26, 2021:

JNL Series Trust
JNL/AQR Large Cap Relaxed Constraint Equity Fund merged into JNL/AQR Large Cap Defensive Style Fund
JNL/Boston Partners Global Long Short Equity Fund merged into JNL Multi-Manager Alternative Fund
JNL/DFA Growth Allocation Fund merged into JNL/Vanguard Growth ETF Allocation Fund
JNL/DFA Moderate Growth Allocation Fund merged into JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Franklin Templeton International Small Cap Fund merged into JNL Multi-Manager International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund merged into JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Dividend Income & Growth Fund merged into JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs International 5 Fund merged into JNL/Mellon International Index Fund
JNL/Goldman Sachs Intrinsic Value Fund merged into JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Total Yield Fund merged into JNL/Mellon U.S. Stock Market Index Fund
JNL/Mellon Index 5 Fund merged into JNL/Vanguard Growth ETF Allocation Fund
JNL/PPM America Small Cap Value Fund merged into JNL Multi-Manager Small Cap Value Fund
JNL/RAFI ® Fundamental Asia Developed Fund merged into JNL/Mellon International Index Fund
JNL/RAFI ® Fundamental Europe Fund merged into JNL/Mellon International Index Fund
JNL/Vanguard Capital Growth Fund merged into JNL/T. Rowe Price Established Growth Fund
JNL/Vanguard Global Bond Market Index Fund merged into JNL/Mellon Bond Index Fund
JNL/Vanguard International Stock Market Index Fund merged into JNL/Mellon International Index Fund
JNL/Vanguard Small Company Growth Fund merged into JNL Multi-Manager Small Cap Growth Fund

Effective April 26, 2021, the following Fund names changed (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/American Funds ® Blue Chip Income and Growth Fund to JNL/American Funds ® Washington Mutual Investors Fund
JNL/First State Global Infrastructure Fund to JNL/First Sentier Global Infrastructure Fund
JNL/Invesco Global Real Estate Fund to JNL/WMC Global Real Estate Fund
JNL/JPMorgan Growth & Income Fund to JNL/JPMorgan U.S. Value Fund
JNL/Mellon MSCI World Index Fund to JNL/Mellon World Index Fund
JNL/Vanguard Equity Income Fund to JNL/WMC Equity Income Fund
JNL/Vanguard International Fund to JNL/Baillie Gifford International Growth Fund
JNL/Vanguard U.S. Stock Market Index Fund to JNL/Mellon U.S. Stock Market Index Fund

Effective April 26, 2021, there are new Investment Divisions for which Accumulation Unit information is not yet available. The new Investment Divisions invests in the following Funds:

JNL Series Trust
JNL Multi-Manager International Small Cap Fund
JNL/American Funds Bond Fund of America Fund

Accumulation Unit Values
Contract with Endorsements - 0.30%

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL Multi-Manager Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	$17.11	N/A	N/A
End of period	$18.43	N/A	N/A
Accumulation units outstanding at the end of period	15,898	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/American Funds Capital World Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$12.75	N/A	N/A
End of period	$11.88	N/A	N/A
Accumulation units outstanding at the end of period	28,014	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Goldman Sachs Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Invesco Global Growth Division
Accumulation unit value:
Beginning of period	$36.75	N/A	N/A
End of period	$46.46	N/A	N/A
Accumulation units outstanding at the end of period	3,128	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/JPMorgan Growth & Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	$10.86	N/A	N/A
End of period	$12.40	N/A	N/A
Accumulation units outstanding at the end of period	27,457	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	$10.87	N/A	N/A
End of period	$11.39	N/A	N/A
Accumulation units outstanding at the end of period	59,379	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	$14.11	N/A	N/A
End of period	$15.54	N/A	N/A
Accumulation units outstanding at the end of period	108,816	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$30.96	N/A	N/A
End of period	$32.51	N/A	N/A
Accumulation units outstanding at the end of period	10,459	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$12.60	N/A	N/A
End of period	$13.10	N/A	N/A
Accumulation units outstanding at the end of period	50,669	N/A	N/A

JNL/T. Rowe Price U.S. High Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	$12.39	N/A	N/A
End of period	$12.67	N/A	N/A
Accumulation units outstanding at the end of period	54,536	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.89	N/A	N/A
End of period	$11.96	N/A	N/A
Accumulation units outstanding at the end of period	23,997	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	$13.27	N/A	N/A
End of period	$15.84	N/A	N/A
Accumulation units outstanding at the end of period	89,862	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 0.35%

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL Multi-Manager Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	$17.49	$14.85	$18.21
End of period	$19.04	$17.49	$14.85
Accumulation units outstanding at the end of period	4,605	7,977	855

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL S&P 500 Index Division
Accumulation unit value:
Beginning of period	$13.33	$10.19	$10.73
End of period	$15.70	$13.33	$10.19
Accumulation units outstanding at the end of period	6,117	4,049	2,544

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$24.80	$20.55	$21.61
End of period	$27.77	$24.80	$20.55
Accumulation units outstanding at the end of period	2,209	2,215	2,221

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$26.41	$21.84	$24.01
End of period	$28.61	$26.41	$21.84
Accumulation units outstanding at the end of period	1,005	1,007	1,010

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	$11.06	$9.38	N/A
End of period	$11.48	$11.06	N/A
Accumulation units outstanding at the end of period	2,445	2,451	N/A

JNL/American Funds Capital World Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	$17.85	$13.23	$14.60
End of period	$23.20	$17.85	$13.23
Accumulation units outstanding at the end of period	3,359	3,367	3,375

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$21.00	N/A	N/A
End of period	$27.02	N/A	N/A
Accumulation units outstanding at the end of period	1,084	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	$28.11	N/A	N/A
End of period	$42.12	N/A	N/A
Accumulation units outstanding at the end of period	367	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$17.17	N/A	N/A
End of period	$20.85	N/A	N/A
Accumulation units outstanding at the end of period	4,436	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$21.99	N/A	N/A
End of period	$24.24	N/A	N/A
Accumulation units outstanding at the end of period	1,040	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.18	N/A	N/A
End of period	$9.54	N/A	N/A
Accumulation units outstanding at the end of period	2,215	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	$10.83	N/A	N/A
End of period	$12.24	N/A	N/A
Accumulation units outstanding at the end of period	1,271	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$11.66	N/A	N/A
End of period	$11.95	N/A	N/A
Accumulation units outstanding at the end of period	1,581	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Goldman Sachs Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Goldman Sachs Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	$10.81	$8.94	$10.51
End of period	$14.39	$10.81	$8.94
Accumulation units outstanding at the end of period	3,444	3,444	1,422

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Invesco Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$24.20	$19.42	N/A
End of period	$21.25	$24.20	N/A
Accumulation units outstanding at the end of period	1,175	1,178	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/JPMorgan Growth & Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	$10.85	N/A	N/A
End of period	$12.38	N/A	N/A
Accumulation units outstanding at the end of period	6,313	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$40.05	$28.91	$29.09
End of period	$59.24	$40.05	$28.91
Accumulation units outstanding at the end of period	1,149	1,440	906

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$17.44	$16.10	$16.47
End of period	$19.42	$17.44	$16.10
Accumulation units outstanding at the end of period	1,955	1,471	1,475

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$32.75	$28.60	$30.21
End of period	$34.42	$32.75	$28.60
Accumulation units outstanding at the end of period	783	785	787

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$136.93	N/A	N/A
End of period	$184.38	N/A	N/A
Accumulation units outstanding at the end of period	168	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$199.37	N/A	N/A
End of period	$244.45	N/A	N/A
Accumulation units outstanding at the end of period	545	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/T. Rowe Price U.S. High Yield Division
Accumulation unit value:
Beginning of period	$11.63	$10.56	$10.79
End of period	$12.04	$11.63	$10.56
Accumulation units outstanding at the end of period	2,155	2,160	2,166

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	$12.39	N/A	N/A
End of period	$12.66	N/A	N/A
Accumulation units outstanding at the end of period	3,279	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	$10.93	N/A	N/A
End of period	$11.51	N/A	N/A
Accumulation units outstanding at the end of period	2,235	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$11.98	N/A	N/A
End of period	$13.52	N/A	N/A
Accumulation units outstanding at the end of period	5,803	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	$11.90	N/A	N/A
End of period	$18.32	N/A	N/A
Accumulation units outstanding at the end of period	2,906	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Investment Divisions	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	$13.22	N/A	N/A
End of period	$15.78	N/A	N/A
Accumulation units outstanding at the end of period	2,662	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A
End of period	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A

Mailing Address and Contact Information
Service Center
Regular Mail:	P.O. Box 24068, Lansing, MI 48909-4068
Overnight Mail:	1 Corporate Way, Lansing, Michigan 48951
Customer Care:	800-644-4565 8:00 a.m. to 7:00 p.m. ET (M-F)
Fax:	800-701-0125
Email:	customercare@jackson.com

STATEMENT OF ADDITIONAL INFORMATION

April 26, 2021

JACKSON PRIVATE WEALTH®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 26, 2021. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 24068, Lansing, Michigan 48909-4068 or calling 1-800-644-4565.

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General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

“JNL ® ,” “Jackson National ® ,” “Jackson ® ,” “Jackson of NY ® ” and “Jackson National Life Insurance Company of New York ® ” are trademarks of Jackson National Life Insurance Company ® .

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ,” and “STANDARD & POOR’S 500 ® ” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “The Dow ® ” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”).

Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, and JNL/Mellon Dow SM Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not :
• Sponsor, endorse, sell or promote the Products.
• Recommend that any person invest in the Products.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.
• Have any responsibility or liability for the administration, management or marketing of the Products.
• Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
•Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
•The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
•The accuracy or completeness of the Indexes and its data;
•The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
•Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
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•Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR ® is a registered trademark of Standard & Poor’s Financial Services LLC.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 ® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ ® , and Nasdaq-100 ® Index TM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 ® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 ® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NASDAQ ® , and Nasdaq-100 ® Index TM , are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company . The JNL/Mellon Nasdaq ® 100 Index Fund has not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Nasdaq ® 100 Index Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON NASDAQ ® 100 INDEX FUND.

THE JNL/MELLON MSCI KLD 400 SOCIAL INDEX FUND (“JNL FUND”) IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX
3

(COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUND OR THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUND, OWNERS OF THE JNL FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

4

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

iShares ® and BlackRock ® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license. BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

Morningstar ® and the Morningstar Indices (as defined below) are service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC ("JNAM").

Fund (collectively, the “JNL Funds”)	Index (collectively, the “Morningstar Indices”)
JNL/Mellon International Index Fund	Morningstar® Developed Markets ex-North America eTarget Market Exposure Index℠
JNL/Mellon Emerging Markets Index Fund	Morningstar® Emerging Markets Target Market Exposure Index℠
JNL/Mellon World Index Fund	Morningstar® Developed Markets America Target Market Exposure Index℠
JNL/Mellon U.S. Stock Market Index Fund	Morningstar® US Market Index℠
JNL/Mellon Communication Services Sector Fund	Morningstar® US Communication Services Index℠
JNL/Mellon Consumer Discretionary Sector Fund	Morningstar® US Consumer Cyclical Sector Index℠
JNL/Mellon Consumer Staples Sector Fund	Morningstar® US Consumer Defensive Sector Index℠
JNL/Mellon Energy Sector Fund	Morningstar® US Energy Sector Index℠
JNL/Mellon Financial Sector Fund	Morningstar® US Financial Services Sector Index℠
JNL/Mellon Healthcare Sector Fund	Morningstar® US Healthcare Sector Index℠
JNL/Mellon Industrials Sector Fund	Morningstar® US Industrials Sector Index℠
JNL/Mellon Information Technology Sector Fund	Morningstar® US Technology Sector Index℠
JNL/Mellon Materials Sector Fund	Morningstar® US Basic Materials Sector Index℠
JNL/Mellon Real Estate Sector Fund	Morningstar® US Real Estate Sector Index℠
JNL/Mellon Utilities Sector Fund	Morningstar® US Utilities Sector Index℠
JNL/Morningstar Wide Moat Index Fund	Morningstar® Wide Moat FocusSM Index

The JNL Funds are not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds in particular or the ability of the Morningstar Indices to track general stock market performance. Morningstar's only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Morningstar Indices which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL Funds. Morningstar has no obligation to take the needs of JNAM or the owners of JNL Funds into consideration in determining, composing or calculating the Morningstar Indices. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL Funds or the timing of the issuance or sale of the JNL Funds or in the determination or calculation of the
5

equation by which the JNL Funds are converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL Funds.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission.

The JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund (the "JNL/RAFI Funds") are not sponsored, offered, or sold in any manner by RAFI Indices, LLC or any of its affiliates, licensors or contractors (the "RAFI Parties") nor do any of the RAFI Parties offer to any person purchasing a product that uses or incorporates a product based on an Index any express or implicit guarantee, warranty or assurance either with regard to the results of using the RAFI Multi-Factor ® US Index and RAFI Fundamental US Small Index (each an "Index") or the Index Price at any time or in any other respect. Each Index is calculated and published by the RAFI Parties. The RAFI Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. None of the RAFI Parties shall be liable to any person purchasing a product that uses or incorporates a product based on the Index for any error, omission, inaccuracy, incompleteness, delay, or interruption in the Index or any data related thereto or have any obligation to point out errors in the Index to any person. Neither publication of each Index by the RAFI Parties nor the licensing of the Index or Index trademark for the purpose of use in connection with the JNL/RAFI Funds constitutes a recommendation by any of the RAFI Parties to invest in nor does it in any way represent an assurance, endorsement or opinion of any of the RAFI Parties with regard to any investment in the JNL/RAFI Funds. The trade names Fundamental Index ® and RAFI ® are registered trademarks of Research Affiliates, LLC in the US and other countries.

Services

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of each Investment Division within Jackson National Separate Account - I and Jackson National Life Insurance Company and Subsidiaries for the periods indicated have been incorporated by reference herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 200 E Randolph, Suite 5500, Chicago, IL 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $483,715 in 2018, $597,197 in 2019, and $639,861 in 2020 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 300 Innovation Drive, Franklin, Tennessee 37067. JNLD is a subsidiary of Jackson.

No commissions are paid to broker/dealers selling the contracts.

6

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/WMC Government Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period (“initial investment”) and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value (“redeemable value”) of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner’s withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An
7

Investment Division’s actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/WMC Government Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/WMC Government Money Market Division’s yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/WMC Government Money Market Division’s effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Government Money Market Division’s and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund’s portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund’s expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund’s Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner’s investment in the JNL/WMC Government Money Market Division nor that Division’s investment in the JNL/WMC Government Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISOR. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS “ANNUITY CONTRACTS” UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson’s Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the “Code”). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total
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of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

As of 2013, the taxable portion of distributions from a non-qualified annuity Contract are considered investment income for purposes of the Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisors for more information.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For “eligible rollover distributions” from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution “rolled over” to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An “eligible rollover distribution” is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to “roll over” the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient’s conduct of a trade or business in the United States and such payment is included in the recipient’s gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.
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Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner’s right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 119 Investment Divisions and at least one Fixed Account option, and, if more than 99 options offered, a Contract owner’s Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 25 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax advisor prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, owners are encouraged to consult their own tax advisors prior to entering into a partial exchange of an annuity Contract.

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Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual’s gross income. In addition, the amount included in the individual’s gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020); (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitants and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer’s gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

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Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose “disability” is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code); and (11) distributions up to $5,000 for a qualified birth or adoption. The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be “rolled over” into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an “eligible rollover distribution” made by certain types of plans (as described above under “Taxes - Withholding Tax on Distributions”) that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020) or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020). Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found
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in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder’s or employee’s spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee’s life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee’s age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson’s administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See “Tax Treatment of Withdrawals - Tax-Qualified Contracts” above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of “tax-sheltered annuities” by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “individual retirement annuity” (“IRA annuity”). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual’s gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.
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(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Premium payments for Roth IRA annuities are limited to a maximum of $6,000 for 2021. The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2021, these levels are $125,000 in the case of single taxpayers, $198,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $6,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer’s IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant’s includable compensation or the $19,500 elective deferral limitation in 2020. The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $6,500. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

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All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer’s general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

•	attains age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020),
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 1%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1%.

15

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund’s share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the “ex-dividend” date occurs during the valuation period, plus or minus
	(3)	a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);
(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)	is the asset charge factor determined by Jackson for the valuation period to reflect the applicable Core Contract Charge.

Also see “Income Payments (The Income Phase)” in the Prospectus.

16

APPENDIX A: FINANCIAL STATEMENTS

The financial statements for Depositor (Jackson National Life Insurance Company) and Registrant (Jackson National Separate Account - I) are incorporated herein by reference to Registrant’s N-VPFS filing, filed on April 16, 2021 (File No. 811-08664).
A-1

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules incorporated by reference in Part B:

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2020
Statements of Operations for the period ended December 31, 2020
Statements of Changes in Net Assets for the periods ended December 31, 2020 and 2019
Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2020 and 2019
Consolidated Income Statements for the years ended December 31, 2020, 2019, and 2018
Consolidated Statements of Stockholder’s Equity and Comprehensive Income for the years ended
December 31, 2020, 2019, and 2018
Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019, and 2018
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.    Resolution of Depositor’s Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.    Not Applicable.

3.

a.Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant’s Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.    Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

c.    Specimen of Fee-Based Product Addendum to the Selling Agreement (SAA0001 09/16), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 24, 2016 (File Nos. 333-210504 and 811-08664).

d.    Form of Trust Distribution Services Addendum to Amended and Restated General Distributor Agreement, incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 29, 2017 (File Nos. 333-217501 and 811-08664).

e.    Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.Form of Private Wealth Shield Individual Variable and Fixed Annuity Contract (VA790), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217501 and 811-08664).

b.Form of Individual Retirement Annuity Endorsement (ICC14 7715), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

c.    Form of Roth Individual Retirement Annuity Endorsement (ICC14 7716), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

d.    Form of Section 403(b) Tax Sheltered Annuity Endorsement (ICC14 7725), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

e.    Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f.    Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

g.    Form of Non-Qualified Stretch Annuity Endorsement (ICC14 7723), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

h.    Form of Return of Premium Guaranteed Minimum Death Benefit (ICC17 7731), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217501 and 811-08664).

i.    Form of Private Wealth Shield Individual Variable and Fixed Annuity Contract (VA790), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 29, 2017 (File Nos. 333-217501 and 811-08664).

j.    Form of Return of Premium Guaranteed Minimum Death Benefit (ICC17 7731), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 29, 2017 (File Nos. 333-217501 and 811-08664).

5.

a.Form of Private Wealth Shield Individual Variable and Fixed Annuity Application (V795 09/17), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217501 and 811-08664).

b.Form of Private Wealth Shield Individual Variable and Fixed Annuity Application (V795 09/17), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 29, 2017 (File Nos. 333-217501 and 811-08664).

c.Form of Jackson Private Wealth Individual Variable and Fixed Annuity Application (V795 08/18), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2, filed on August 7, 2018 (File Nos. 333-217501 and 811-08664).

d.Form of Jackson Private Wealth Individual Variable and Fixed Annuity Application (V795 06/19), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on June 18, 2019 (File Nos. 333-217501 and 811-08664).

e.Form of Jackson Private Wealth Individual Variable and Fixed Annuity Application (V795 04/20), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5, filed on April 21,2020 (File Nos. 333-217501 and 811-08664).

6.

a.Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.By-laws of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registrant’s Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

7.    Not Applicable.

8.    Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.    Opinion and Consent of Counsel, attached hereto.

10.    Consent of Independent Registered Public Accounting Firm, attached hereto.

11.    Not Applicable.

12.    Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Dennis J. Manning 1 Corporate Way Lansing, MI 48951	Chairman & Director

Morten N. Friis 1 Corporate Way Lansing, MI 48951	Director

Edward R. Morrissey 1 Corporate Way Lansing, MI 48951	Director

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Chief Executive Officer and President

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer, and Appointed Actuary

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Operating Officer

Aimee R. DeCamillo 300 Innovation Drive Franklin, TN 37067	Executive Vice President and Chief Commercial Officer

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Executive Vice President and General Counsel and Secretary

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Executive Vice President and Chief Risk Officer

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Actuary

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President and Treasurer

Don W. Cummings 1 Corporate Way Lansing, MI 48951	Senior Vice President, Controller, and Chief Accounting Officer

Scott J. Golde 1 Corporate Way Lansing, MI 48951	Senior Vice President and Deputy General Counsel

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Senior Vice President, Group Chief Information Security Officer, and Privacy Officer

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Senior Vice President

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Senior Vice President

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Human Resources Officer

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Audit Executive

Elizabeth Werner 1 Corporate Way Lansing, MI 48951	Senior Vice President

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Robert Boles 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

Andrew Campbell 1 Corporate Way Lansing, MI 48951	Vice President

Lisa Ilene Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Maggie C. Garza 1 Corporate Way Lansing, MI 48951	Vice President

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Courtney A. Hoffman 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President and Deputy General Counsel

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Aaron T. Maguire 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Secretary

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Brian R. Sward 300 Innovation Drive Franklin, TN 37067	Vice President

Dr. Bhatt L. Vadlamani 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Weston B. Wetherell 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Jackson Financial Inc., and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 29 of the initial registration filing on Form N-4, filed on January 22, 2021 (File Nos. 333-235565 and 811-08664).

Item 27. Number of Contract Owners as of February 28, 2021

Jackson Private Wealth Contracts:

Qualified - 1
Non-Qualified - 17

Item 28. Indemnification

Provision is made in the Company’s Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate

Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Laura L. Prieskorn 300 Innovation Drive Franklin, TN 37067	Chairman & Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Aimee DeCamillo 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer, and Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President of Advisory Solutions

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Alison Reed 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Operations

Marc Socol 300 Innovation Drive Franklin, TN 37067	Executive Vice President, National Sales Manager

Bryan Wilhelm 300 Innovation Drive Franklin, TN 37067	Executive Vice President

Bill Burrow 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Dana R. Melesky Flegler 1 Corporate Way Lansing, MI 48951	Senior Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Aileen Herndon 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Julie Hughes 1 Corporate Way Lansing, MI 48951	Senior Vice President

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Compliance Officer

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Sward 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Carroll 1 Corporate Way Lansing, MI 48951	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Bill Dixon 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Fitzgerald 300 Innovation Drive Franklin, TN 37067	Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Vice President

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Joseph Patracuollo 300 Innovation Drive Franklin, TN 37067	Vice President

Allison Pearson 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

David Russell 300 Innovation Drive Franklin, TN 37067	Vice President

Daniel Starishevsky 300 Innovation Drive Franklin, TN 37067	Vice President

Michael Story 1 Corporate Way Lansing, MI 48951	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Kendall Wetzel 300 Innovation Drive Franklin, TN 37067	Vice President

Sutton White 300 Innovation Drive Franklin, TN 37067	Vice President

Myles Womack 300 Innovation Drive Franklin, TN 37067	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

    Not Applicable.

Item 32. Undertakings and Representations

a)Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s industry-wide no-action letter to the

American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 21st day of April, 2021.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ CHRISTINE K. BENEFIELD
Christine K. Benefield
Assistant Vice President

Jackson National Life Insurance Company
(Depositor)

By: /s/ CHRISTINE K. BENEFIELD
Christine K. Benefield
Assistant Vice President

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 21, 2021
Laura L. Prieskorn, Chief Executive Officer, President and Director

*	April 21, 2021
Marcia Wadsten, Executive Vice President, Chief Financial Officer, Appointed Actuary and Director

*	April 21, 2021
Bradley O. Harris, Executive Vice President, Chief Risk Officer and Director

*	April 21, 2021
Michael A. Costello, Senior Vice President and Treasurer

*	April 21, 2021
Morten N. Friis, Director

*	April 21, 2021
Dennis J. Manning, Chairman and Director

*	April 21, 2021
Edward R. Morrissey, Director

* By: /s/ CHRISTINE K. BENEFIELD
Christine K. Benefield, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (Jackson), a Michigan corporation, hereby appoint Laura L. Prieskorn, Marcia Wadsten, Susan S. Rhee, Scott J. Golde, and Christine Benefield (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications, registration statements, reports, and other documents, and any and all amendments thereto, with power to affix the corporate seal and to attest it, and to file such applications, registration statements, reports, and other documents, and amendments thereto, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities Exchange Act of 1934, and/or the Investment Company Act of 1940 and the rules and regulations thereunder of the Securities and Exchange Commission. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, 333-212424, 333-217500, 333-217501, 333-226897, 333-228801, 333-228802, 333-235565, 333-235567, and 333-252333), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), Jackson National Separate Account V (File No. 333-70697), and Jackson National Life Insurance Company (Jackson Market Link Pro, and Jackson Market Link Pro Advisory), as well as any future separate account(s) and/or future file number(s) that Jackson establishes through which securities, particularly variable annuity contracts, variable universal life insurance policies, registered index-linked annuity contracts, or other registered annuity contracts are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 12th day of February, 2021.

/s/ LAURA L. PRIESKORN
Laura L. Prieskorn, Chief Executive Officer

/s/ MARCIA WADSTEN
Marcia Wadsten, Chief Financial Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ BRADLEY O. HARRIS
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

/s/ MORTEN N. FRIIS
Morton N. Friis, Director

/s/ DENNIS J. MANNING
Dennis J. Manning, Chairman and Director

/s/ EDWARD R. MORRISSEY
Edward R. Morrissey, Director

EXHIBIT LIST

Exhibit No.     Description

9.    Opinion and Consent of Counsel.

10.    Consent of Independent Registered Public Accounting Firm.